AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.9%
Asset-Backed Securities — 6.7%
Automobiles — 2.3%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32	541	$549,455
Series 2024-A, Class D, 144A
6.315%	05/17/32	271	274,745
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	865	860,697
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	7,813	7,771,687
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,900	2,935,154
Series 2023-04A, Class A, 144A
5.490%	06/20/29	33,500	34,466,120
Series 2023-08A, Class A, 144A
6.020%	02/20/30	10,600	11,128,686
Series 2024-01A, Class A, 144A
5.360%	06/20/30	10,500	10,859,504
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
5.456%(c)	12/26/31	684	685,466
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	12/26/31	116	116,232
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	1,407	1,407,525
CarMax Auto Owner Trust,
Series 2024-01, Class B
5.170%	08/15/29	335	340,742
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,284,861
Series 2024-03, Class A4
4.850%	01/15/30	530	539,439
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	627,457
Series 2024-A, Class B
5.350%	01/15/30	725	736,899
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30	1,300	1,313,300
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,104	1,113,453
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,370,511
Series 2024-03, Class A3, 144A
4.980%	08/21/28	800	812,205
Series 2024-03, Class A4, 144A
5.060%	03/20/31	545	556,933
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	8,282	8,183,236
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-03A, Class C
5.300%	09/15/27		152	$151,920
Series 2023-01A, Class D
6.690%	06/15/29		445	453,347
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,661,834
Ford Credit Auto Lease Trust,
Series 2024-A, Class A4
5.050%	06/15/27		555	558,632
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		2,910	2,906,222
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,499,692
Series 2021-02, Class C, 144A
2.110%	05/15/34		4,250	4,138,197
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,655	2,701,795
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.539%(c)	05/20/32		1,144	1,155,344
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28		690	694,396
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28		735	740,220
Octane Receivables Trust,
Series 2023-03A, Class B, 144A
6.480%	07/20/29		755	768,014
Series 2023-03A, Class C, 144A
6.740%	08/20/29		255	261,496
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		733	732,133
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	598,202
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,226,118
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,861,722
Series 2025-01A, Class A, 144A
5.360%	04/16/35		19,500	20,126,346
Series 2025-01A, Class B, 144A
5.560%	10/15/35		28,600	29,458,792
Series 2025-01A, Class C, 144A
5.760%	10/15/35		14,900	15,287,016
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33		142	143,759
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28		2,606	2,600,650
Series 2021-04, Class E, 144A
4.030%	03/15/29		4,310	4,300,839
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-05, Class C
4.740%	10/16/28	478	$478,261
Series 2022-06, Class C
4.960%	11/15/28	484	485,185
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,860,679
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,129,940
Series 2025-01, Class D
5.430%	03/17/31	18,500	18,775,704
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	356	357,081
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	780,026
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	5,670	5,723,126
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	609,427
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	312,231
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,670	1,689,688
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	375,745
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,030,178
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	5,450	5,442,193
			227,010,457
Collateralized Loan Obligations — 0.2%
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.555%(c)	10/20/31	758	758,064
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.378%(c)	10/15/30	458	457,747
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.902%(c)	04/22/37	1,240	1,244,857
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.625%(c)	10/20/34	1,705	1,706,682
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.825%(c)	04/20/37	4,535	4,553,812
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.478%(c)	11/13/31	1,819	$1,821,577
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.868%(c)	04/25/37	510	511,912
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.518%(c)	10/15/31	2,806	2,807,632
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.648%(c)	01/25/34	5,140	5,146,827
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.525%(c)	01/20/32	353	353,036
			19,362,146
Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29	1,000	1,004,120
Series 2024-A, Class 1C, 144A
6.160%	02/15/29	1,000	1,004,317
Series 2024-A, Class 1D, 144A
6.890%	02/15/29	500	502,963
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59	1,100	1,127,916
Series 2024-01, Class A4, 144A
5.670%	06/25/59	1,669	1,706,099
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	200	196,534
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	4,534	4,388,954
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	8,991	8,836,142
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	6,959,306
Series 2022-02A, Class D, 144A
6.550%	10/14/34	1,830	1,834,900
Series 2023-01A, Class D, 144A
7.490%	06/14/38	2,600	2,721,169
Series 2023-02A, Class B, 144A
6.170%	09/15/36	16,700	17,257,187
Series 2023-02A, Class C, 144A
6.740%	09/15/36	4,000	4,133,956
Series 2023-02A, Class D, 144A
7.520%	09/15/36	5,705	5,892,665
Series 2024-01A, Class A, 144A
5.790%	05/14/41	14,600	15,446,858

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	2,043	$2,035,378
			75,048,464
Credit Cards — 0.0%
Evergreen Credit Card Trust (Canada),
Series 2025-CRT05, Class C, 144A
5.530%	05/15/29	4,000	4,044,342
Equipment — 0.1%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,037,124
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	293	294,058
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	703,575
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	842	845,638
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	212,291
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	723,126
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,375,074
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	729,716
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,261	6,198,754
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,520,595
			13,639,951
Home Equity Loans — 1.7%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	05/25/34	368	346,707
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.772%(c)	03/25/43	188	189,089
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	1,114	1,124,081
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	17,666	17,805,763
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	11,785	11,926,569
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.752%(c)	01/25/34	433	$426,246
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A
5.568%(cc)	05/25/55	12,608	12,715,528
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	418	147,185
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.089%(c)	03/20/54	5,061	5,088,277
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.989%(c)	05/20/54	597	599,954
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.589%(c)	10/20/54	1,301	1,300,659
Series 2025-CES02, Class A1, 144A
5.592%(cc)	06/25/55	11,283	11,380,924
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.172%(c)	04/25/34	209	208,878
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
4.992%(c)	07/25/34	14	14,442
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	08/25/33	304	320,589
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	2,283	2,306,049
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	6,576	6,682,605
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	12,895	13,045,384
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	14,872	15,005,770
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	11,963	12,149,507
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	1,752	1,764,247
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	2,585	2,611,496
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	5,095	5,159,000
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	15,419	15,443,363
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	8,992	9,070,836

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	12,627	$12,746,584
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	13,326	13,477,620
			173,057,352
Other — 1.1%
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A
5.380%	02/20/49	21,798	22,115,251
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	1,623	1,581,139
Series 2023-04C, Class A, 144A
6.480%	03/20/57	5,153	5,053,997
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	8,691	8,444,249
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41	8,500	8,246,423
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.069%(c)	12/25/27	24,400	24,559,813
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38	580	566,695
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29	2,705	2,561,854
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	17,144	17,120,718
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.250%(c)	03/17/42	20,992	21,031,682
			111,281,821
Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.872%(c)	02/25/34	85	84,382
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.581%(c)	10/25/34	211	203,429
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.322%(c)	11/25/34	1	1,977
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	4	3,413
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.026%(c)	11/25/60	EUR	721	$827,433
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
5.093%(c)	06/25/34		56	56,176
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.117%(c)	01/25/35		185	181,429
PRET LLC,
Series 2025-NPL02, Class A1, 144A
5.835%(cc)	03/25/55		14,156	14,215,072
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
3.971%(c)	09/25/34		716	750,791
TFS (Spain),
Series 2018-03
0.000%	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1
0.000%	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	4,212	3,733,408
				20,057,512
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		33	31,351
Student Loans — 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.806%(c)	06/25/47		5,740	5,759,588
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.956%(c)	06/25/47		1,958	1,957,750
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.156%(c)	06/25/47		761	758,911
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,082	1,908,265
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,490	1,450,894
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		198	188,205
Series 2020-GA, Class A, 144A
1.170%	09/16/69		298	279,766
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36		525	522,347

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	429	$426,757
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	398	385,678
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	533	509,078
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	321	293,395
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,779	1,671,847
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	9,593	9,797,706
Series 2024-D, Class A1A, 144A
5.380%	07/15/53	4,930	5,056,841
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,045	1,975,726
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	3,641	3,522,055
			36,464,809

Total Asset-Backed Securities (cost $669,344,870)			679,998,205
Commercial Mortgage-Backed Securities — 14.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	2,699,603
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.208%(cc)	05/15/49	1,200	1,186,487
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	13,186,015
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,834	1,805,522
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,384,106
Series 2018-BN13, Class A4
3.953%	08/15/61	9,966	9,887,343
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	8,888,254
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,150,789
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,850,737
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	25,025,500
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,709,278
BANK5,
Series 2023-05YR2, Class A3
6.656%(cc)	07/15/56	17,500	18,457,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-05YR3, Class A3
6.724%(cc)	09/15/56	10,000	$10,622,110
Series 2023-05YR4, Class A3
6.500%	12/15/56	12,984	13,696,256
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,139,021
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	491,882
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	408,583
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,507,077
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	492,955
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.070%(c)	03/15/37	2,300	2,179,346
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.424%(c)	11/15/34	190	2,850
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,189,937
Series 2019-C04, Class A4
2.661%	08/15/52	8,770	8,339,855
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	952,290
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	4,069,053
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	28,377,940
Series 2022-C17, Class XB, IO
0.659%(cc)	09/15/55	55,770	2,033,887
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,897,119
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	24,512	25,404,675
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	4,249	4,146,763
Series 2018-B03, Class A4
3.761%	04/10/51	7,598	7,538,056
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,343,494
Series 2019-B10, Class A3
3.455%	03/15/62	2,267	2,200,675
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,750,038
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,540,733
Series 2019-B14, Class A3
3.090%	12/15/62	950	914,889
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,506,981
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	15,761,160

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	$3,806,974
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,413,036
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,241,628
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,769,769
Series 2023-B40, Class A2
6.930%	12/15/56	26,199	27,720,433
Series 2024-V06, Class XB, IO
0.977%(cc)	03/15/57	216,836	5,151,373
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	36,445,821
Series 2024-V12, Class A3
5.738%	12/15/57	22,670	23,749,722
Series 2025-V14, Class A4
5.660%	04/15/57	15,665	16,403,014
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.040%(c)	07/15/41	7,500	7,523,438
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
5.642%(c)	08/15/26	8,158	8,157,574
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.350%(c)	03/15/42	18,410	18,369,728
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,677,100
Series 2023-05C1, Class A3
6.534%(cc)	08/15/56	25,800	27,093,924
Series 2023-C06, Class A2
6.869%(cc)	09/15/56	32,500	34,235,333
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	21,099,732
Series 2024-05C3, Class A3
5.739%	02/15/57	10,000	10,373,853
Series 2024-05C6, Class A3
5.316%	09/15/57	6,905	7,112,829
Series 2025-05C9, Class A3
5.779%(cc)	04/15/58	24,115	25,298,933
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
5.415%(c)	09/15/38	11,000	10,959,189
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.965%(c)	09/15/38	2,650	2,643,445
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.615%(c)	09/15/38	7,960	7,940,308
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	16,700	17,556,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	$4,754,551
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
7.084%(c)	12/15/38	14,379	14,379,338
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.800%(c)	08/15/42	11,979	12,004,764
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)
6.193%(c)	04/15/40	10,388	10,387,637
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	8,088	7,643,062
Series 2021-ARIA, Class D, 144A, 1 Month SOFR + 2.010% (Cap N/A, Floor 1.895%)
6.160%(c)	10/15/36	3,660	3,660,000
Series 2022-LBA06, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.750%(c)	01/15/39	4,260	4,257,338
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.850%(c)	01/15/39	6,900	6,891,375
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.850%(c)	01/15/39	9,900	9,850,825
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.300%(c)	02/15/35	16,995	16,957,823
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
5.294%(c)	03/15/30	33,011	32,939,039
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,564,343
Series 2019-CF02, Class A4
2.624%	11/15/52	18,252	17,273,430
Series 2019-CF02, Class A5
2.874%	11/15/52	347	325,830
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	10,974	10,833,254
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	9,255,251
Series 2018-CD07, Class A3
4.013%	08/15/51	2,805	2,767,720
Series 2019-CD08, Class A3
2.657%	08/15/57	16,449	15,366,211
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,209	27,930,013
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,997,396
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	15,616,733

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,282	$4,203,512
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.762%	06/10/48	850	834,185
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	25,353,545
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,885,485
Series 2019-GC41, Class A4
2.620%	08/10/56	6,000	5,649,822
Commercial Mortgage Trust,
Series 2015-CR26, Class A4
3.630%	10/10/48	851	849,833
Series 2015-LC23, Class A4
3.774%	10/10/48	3,161	3,156,510
Series 2016-COR01, Class A3
2.826%	10/10/49	18,706	18,472,110
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,131,735
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,660,484
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,292,865
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,147,045
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,806,130
Series 2019-C15, Class A3
3.779%	03/15/52	5,973	5,871,145
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,291,001
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,425	1,349,214
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	15,224,338
Series 2017-C06, Class A3
3.269%	06/10/50	757	745,993
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,643,361
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,429,406
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
6.932%(c)	11/15/38	7,686	7,676,351
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.825%(cc)	11/25/25	12,791	1,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.469%(cc)	03/25/26	10,715	$41,516
Series K058, Class X1, IO
1.023%(cc)	08/25/26	181,614	1,022,216
Series K066, Class A2
3.117%	06/25/27	800	789,550
Series K068, Class A1
2.952%	02/25/27	42	41,629
Series K097, Class X1, IO
1.212%(cc)	07/25/29	39,555	1,374,367
Series K098, Class X1, IO
1.261%(cc)	08/25/29	8,876	333,066
Series K101, Class X1, IO
0.940%(cc)	10/25/29	369	10,823
Series K115, Class X1, IO
1.417%(cc)	06/25/30	51,235	2,670,684
Series K121, Class X1, IO
1.111%(cc)	10/25/30	237	9,708
Series K122, Class X1, IO
0.961%(cc)	11/25/30	15,073	554,545
Series K131, Class X1, IO
0.827%(cc)	07/25/31	161,836	5,788,783
Series K513, Class X1, IO
0.882%(cc)	12/25/28	116,966	2,399,758
Series K736, Class X1, IO
1.382%(cc)	07/25/26	703	4,677
Series K741, Class X1, IO
0.644%(cc)	12/25/27	1,980	20,132
Series KG03, Class X1, IO
1.468%(cc)	06/25/30	30,573	1,581,124
Series Q001, Class XA, IO
2.079%(cc)	02/25/32	7,645	462,363
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	977,251	1,394,342
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	1,265	1,252,175
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.365%(c)	10/15/36	876	871,663
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	3,420	3,385,733
Series 2016-GS03, Class A3
2.592%	10/10/49	6,644	6,576,799
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,966,938
Series 2017-GS06, Class A3
3.433%	05/10/50	250	246,224
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,573,979
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,444,830
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,921,303

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A4
3.311%	03/17/49	6,700	$6,677,026
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	6,114,256
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,932,268
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,017	1,002,938
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,233,053
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	885	878,233
Series 2016-JP02, Class XB, IO
1.292%(cc)	08/15/49	14,440	86,179
Series 2016-JP03, Class A4
2.627%	08/15/49	2,891	2,851,298
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	2,973,613
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	41,426	39,251,135
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	21,791
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.750%(c)	03/15/42	4,060	4,054,925
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
6.865%(c)	04/15/38	9,760	9,766,100
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
6.761%(c)	01/15/39	4,720	4,720,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS
4.068%	12/15/47	265	261,076
Series 2016-C29, Class A3
3.058%	05/15/49	128	127,449
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,897,611
Series 2025-05C1, Class A3
5.635%	03/15/58	18,190	19,015,051
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,759,002
Series 2016-UB12, Class A3
3.337%	12/15/49	1,229	1,214,993
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,621,770
Series 2017-H01, Class XB, IO
0.824%(cc)	06/15/50	175,741	1,478,386
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-HR02, Class A3
3.330%	12/15/50		7,301	$7,176,850
Series 2019-H07, Class A3
3.005%	07/15/52		5,543	5,280,855
Series 2019-H07, Class A4
3.261%	07/15/52		161	154,594
Series 2021-L05, Class A3
2.438%	05/15/54		3,945	3,588,200
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,710,548
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)
5.543%(c)	10/15/40		10,000	9,974,311
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)
6.591%(c)	02/15/42		6,300	6,270,469
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		3,800	3,499,744
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
4.964%(c)	03/15/36		8,350	8,230,669
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41		22,450	22,954,766
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	227,152
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
5.736%(c)	08/17/31	GBP	236	317,811
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.086%(c)	08/17/31	GBP	12,932	17,437,266
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
1.062%(cc)	06/15/50		13,000	163,618
Series 2017-C02, Class A3
3.225%	08/15/50		1,785	1,753,934
Series 2017-C07, Class A4
3.679%	12/15/50		255	251,839
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,947,855
Series 2018-C08, Class A4
3.983%	02/15/51		463	457,931
Series 2018-C12, Class A4
4.030%	08/15/51		7,918	7,817,921
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,570,729
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,016	7,930,456

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C35, Class A3
2.674%	07/15/48	2,931	$2,904,799
Series 2016-C36, Class A3
2.807%	11/15/59	7,263	7,170,731
Series 2016-LC24, Class A3
2.684%	10/15/49	1,361	1,347,152
Series 2016-LC25, Class A4
3.640%	12/15/59	401	396,490
Series 2017-C38, Class A4
3.190%	07/15/50	5,865	5,779,132
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,310,300
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	10,039,867
Series 2017-C42, Class A4
3.589%	12/15/50	510	500,565
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,328,306
Series 2019-C49, Class A3
3.749%	03/15/52	6,022	6,000,141
Series 2019-C52, Class A4
2.643%	08/15/52	12,869	12,173,181
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,164,402
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,695,537
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,852,891
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.465%(c)	05/15/31	695	693,319
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
8.765%(c)	05/15/31	8,900	8,919,328
Series 2024-01CHI, Class A, 144A
5.484%(cc)	07/15/35	15,600	15,742,834
Series 2025-05C3, Class A3
6.096%	01/15/58	18,500	19,623,403
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.150%(c)	08/15/42	9,500	9,493,759

Total Commercial Mortgage-Backed Securities (cost $1,423,480,428)			1,469,345,448
Corporate Bonds — 38.2%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,961,270
5.300%	03/26/34	1,210	1,251,639
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	28,200	27,989,236
2.700%	02/01/27	2,560	2,509,331
3.250%	02/01/28	513	501,358
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.250%	02/01/35	6,220	$5,397,067
3.375%	06/15/46	1,200	855,763
3.600%	05/01/34	1,500	1,357,204
3.625%	02/01/31	4,518	4,326,930
3.625%	03/01/48	913	659,908
3.850%	11/01/48	685	509,925
3.900%	05/01/49	4,225	3,181,722
3.950%	08/01/59	3,995	2,868,479
5.040%	05/01/27	1,600	1,617,723
5.705%	05/01/40	6,032	6,156,177
5.930%	05/01/60	2,132	2,134,690
6.388%	05/01/31	70	76,205
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	342	359,510
			63,714,137
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
6.200%	11/01/28	23,190	24,489,354
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,766	9,325,773
3.557%	08/15/27	1,208	1,194,715
4.390%	08/15/37	4,060	3,708,459
4.540%	08/15/47	478	397,876
4.742%	03/16/32	344	345,406
4.906%	04/02/30	260	264,804
6.343%	08/02/30	3,267	3,521,423
7.079%	08/02/43	1,000	1,129,367
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,691,643
5.931%	02/02/29	5,953	6,245,368
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.125%	03/02/28	1,200	1,174,894
5.125%	02/15/30	5,041	5,209,730
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	885	920,368
7.000%	08/04/41	415	452,636
7.250%	06/15/37	1,620	1,858,203
			61,930,019
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	283	277,407
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	123	122,850
4.750%	10/20/28	19,910	19,983,267

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	15,365	$15,554,731
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,039	1,018,062
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	841	812,282
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	695	662,297
			38,430,896
Auto Manufacturers — 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,201,348
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	6,555	6,091,482
5.850%	05/17/27	240	243,030
5.875%	11/07/29	17,720	18,028,012
6.798%	11/07/28	675	704,941
6.800%	05/12/28	620	643,773
7.122%	11/07/33	3,125	3,341,373
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,060	1,030,302
5.150%	04/01/38	1,875	1,795,250
5.350%	04/15/28(a)	13,095	13,398,943
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	7,171,033
3.600%	06/21/30	3,200	3,049,058
4.900%	10/06/29	1,480	1,495,877
5.050%	04/04/28	1,830	1,859,532
5.550%	07/15/29	1,490	1,539,225
5.800%	06/23/28	9,225	9,557,800
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,190	1,191,059
5.350%	03/19/29	655	672,475
5.400%	01/08/31	390	402,029
5.500%	03/30/26	635	638,358
6.500%	01/16/29(a)	11,855	12,570,504
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	127,802
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25	1,125	1,124,925
4.750%	11/13/28	1,555	1,565,680
4.950%	08/15/29	625	631,177
			92,074,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29	615	$620,721
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	1,130	1,139,815
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	670	684,928
			2,445,464
Banks — 13.9%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	18,100	18,111,754
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	744,166
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35(a)	2,800	2,970,339
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	1,030,801
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	7,200	7,448,924
Sub. Notes
3.225%(ff)	11/22/32	10,400	9,464,618
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	33,302,582
2.572%(ff)	10/20/32	200	179,308
2.687%(ff)	04/22/32	1,595	1,452,866
5.288%(ff)	04/25/34(a)	10,195	10,546,861
5.819%(ff)	09/15/29	3,058	3,197,238
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	19,685	17,572,913
2.496%(ff)	02/13/31	48,784	45,142,474
2.676%(ff)	06/19/41	15,962	11,763,702
3.194%(ff)	07/23/30	2,435	2,345,800
3.824%(ff)	01/20/28	2,725	2,712,548
4.078%(ff)	04/23/40	9,920	8,836,728
4.271%(ff)	07/23/29	1,152	1,155,508
5.015%(ff)	07/22/33	3,695	3,777,092
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	37,180,517
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	940	918,952
2.667%(ff)	03/10/32	10,210	9,220,902
4.476%(ff)	11/11/29	5,495	5,503,297
4.837%(ff)	09/10/28	2,055	2,076,132
Sub. Notes
4.836%	05/09/28	1,090	1,095,665

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.675%(ff)	06/30/27	1,840	$1,801,365
1.904%(ff)	09/30/28	5,100	4,856,677
2.159%(ff)	09/15/29	16,350	15,336,979
2.871%(ff)	04/19/32	1,565	1,421,174
3.132%(ff)	01/20/33	3,610	3,284,454
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	1,605	1,649,587
Sub. Notes, 144A
5.906%(ff)	11/19/35	9,000	9,303,825
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	1,170	1,142,224
5.876%(ff)	01/14/31	15,865	16,559,792
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	280,220
Sub. Notes, 144A, MTN
4.875%	04/01/26	365	365,369
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27	16,830	17,197,853
6.840%(ff)	09/13/34	2,455	2,737,499
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	4,600	4,599,798
5.875%	04/30/29	4,600	4,846,301
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	12,595,800
2.572%(ff)	06/03/31	25,355	23,322,786
2.666%(ff)	01/29/31	34,015	31,616,377
2.976%(ff)	11/05/30	6,450	6,107,196
3.057%(ff)	01/25/33	4,240	3,862,478
3.668%(ff)	07/24/28	675	668,896
3.700%	01/12/26	655	653,519
3.785%(ff)	03/17/33	2,210	2,099,060
3.887%(ff)	01/10/28	2,335	2,326,149
3.980%(ff)	03/20/30(a)	15,620	15,432,876
Sub. Notes
4.450%	09/29/27	590	592,371
4.600%	03/09/26	1,105	1,106,497
5.827%(ff)	02/13/35	2,335	2,423,863
6.020%(ff)	01/24/36	40,565	42,536,213
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29(a)	26,060	26,548,573
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	9,550	10,026,167
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	1,645	1,651,379
5.705%(ff)	03/01/30	1,370	1,424,500
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,196,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.950%(ff)	08/04/31	765	$771,252
5.297%(ff)	05/09/31	11,990	12,281,665
5.373%(ff)	01/10/29	6,645	6,784,637
Sr. Non-Preferred Notes, SOFR + 1.219%
5.468%(c)	11/16/27	2,560	2,566,055
Sub. Notes
3.729%(ff)	01/14/32	965	902,549
3.742%(ff)	01/07/33	10,520	9,692,056
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	11,456	10,106,515
2.383%(ff)	07/21/32	50,770	45,285,734
2.600%	02/07/30	2,695	2,524,357
2.615%(ff)	04/22/32	5,603	5,078,994
2.650%(ff)	10/21/32	3,260	2,931,884
3.615%(ff)	03/15/28	2,295	2,277,363
3.691%(ff)	06/05/28	3,110	3,087,406
3.814%(ff)	04/23/29	77,785	77,105,231
3.850%	01/26/27	3,205	3,196,714
4.017%(ff)	10/31/38	7,432	6,655,993
4.223%(ff)	05/01/29	13,345	13,359,617
4.692%(ff)	10/23/30	1,905	1,929,601
5.016%(ff)	10/23/35(a)	2,035	2,048,792
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,787,641
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)	565	567,289
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	54,891,027
2.069%(ff)	06/01/29	8,300	7,871,505
2.522%(ff)	04/22/31	5,865	5,439,860
2.545%(ff)	11/08/32	1,806	1,620,325
2.580%(ff)	04/22/32	9,460	8,598,089
2.739%(ff)	10/15/30	2,659	2,511,260
2.963%(ff)	01/25/33	450	411,406
3.509%(ff)	01/23/29	87	85,821
3.960%(ff)	01/29/27	545	544,340
4.005%(ff)	04/23/29	4,554	4,540,100
4.203%(ff)	07/23/29	5,510	5,520,380
4.603%(ff)	10/22/30(a)	1,900	1,921,378
4.946%(ff)	10/22/35(a)	1,365	1,376,558
5.040%(ff)	01/23/28(a)	1,140	1,152,935
5.502%(ff)	01/24/36	1,095	1,145,847
5.581%(ff)	04/22/30	290	302,864
5.766%(ff)	04/22/35	1,730	1,843,464
6.087%(ff)	10/23/29	63,240	66,718,210
Sub. Notes
2.956%(ff)	05/13/31(a)	2,930	2,747,562
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	240,349
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	19,087,703

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.778%(ff)	07/06/29(a)	10,110	$10,532,527
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30	2,110	2,132,948
5.123%(ff)	02/01/29	2,990	3,053,521
5.587%(ff)	01/18/36	190	198,948
6.407%(ff)	11/01/29	25,020	26,579,199
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,730,449
2.699%(ff)	01/22/31	78,795	73,621,862
3.772%(ff)	01/24/29	1,220	1,209,513
4.431%(ff)	01/23/30	7,195	7,229,371
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	19,265	16,794,570
1.928%(ff)	04/28/32	21,740	18,968,790
2.511%(ff)	10/20/32	2,950	2,629,979
2.943%(ff)	01/21/33	6,530	5,940,910
3.591%(cc)	07/22/28	695	687,676
5.250%(ff)	04/21/34	12,880	13,276,351
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28	585	593,631
6.875%(ff)	10/20/34	1,890	2,141,419
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35(a)	3,000	3,197,121
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	9,080	8,883,382
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	1,350	1,341,682
2.889%(ff)	06/09/32	1,245	1,115,602
3.337%(ff)	01/21/33	6,695	6,086,336
5.519%(ff)	01/19/28	1,503	1,522,549
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	52,570	53,681,067
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,225	1,214,330
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	473,268
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	9,640	10,442,644
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	8,343,446
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)	770	796,182
5.850%(ff)	10/21/33	345	367,811
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	433,474
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,400	1,385,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.364%(ff)	01/30/27	1,330	$1,316,675
2.746%(ff)	02/11/33	990	881,763
3.091%(ff)	05/14/32(a)	2,705	2,496,673
3.126%(ff)	08/13/30	2,615	2,494,489
4.751%(ff)	05/12/28	9,050	9,128,799
6.246%(ff)	09/22/29	205	216,208
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	390,726
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	10,322,686
6.491%(ff)	10/23/34	29,940	33,277,961
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	24,350,363
2.572%(ff)	02/11/31	28,043	26,061,535
2.879%(ff)	10/30/30	27,055	25,604,067
3.350%(ff)	03/02/33	4,005	3,727,380
4.611%(ff)	04/25/53	2,040	1,791,955
5.198%(ff)	01/23/30	2,350	2,420,919
5.557%(ff)	07/25/34(a)	29,185	30,654,994
			1,401,581,897
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	3,385	3,330,388
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	276,920
			3,607,308
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	4,545	4,600,811
5.650%	03/02/53	2,820	2,814,692
			7,415,503
Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	13,950	14,342,867
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	785,118
5.700%	06/15/34(a)	1,010	1,063,665
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	227,021
			16,418,671

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.6%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28		4,589	$1,945,507
4.500%	01/31/30		2,430	919,026
8.500%	01/12/31		11,252	4,458,042
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		8,925	8,994,090
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		3,261	3,357,793
5.419%	11/15/48		650	642,921
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)		8,945	8,939,478
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		5,665	4,184,844
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30		9,592	9,034,705
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,379	1,294,536
4.500%	10/22/25		479	478,401
5.125%	06/23/51		419	348,662
6.750%	05/02/34		6,856	7,464,470
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
2.875%	05/11/31(a)		1,242	1,063,463
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		1,783	1,773,193
6.500%	09/27/28		1,030	1,025,169
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,780	1,801,360
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,718,355
4.750%	06/01/28		830	834,748
				63,278,763
Commercial Services — 0.7%
Brown University,
Bonds, Series A
2.924%	09/01/50		10,165	6,846,914
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	107,452
4.700%	11/01/2111		220	182,980
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	5,122,758
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,530,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50	4,250	$2,753,902
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28	12,055	12,310,600
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	3,545	3,540,275
4.900%	05/01/33	1,750	1,778,666
7.000%	10/15/37	2,200	2,565,649
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	168,167
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	266	246,216
2.900%	11/15/31	78	69,879
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	491,992
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,310	1,036,811
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	4,103	2,934,444
3.959%	07/01/38	75	69,416
4.678%	07/01/2114	804	687,001
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,106,773
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	749,269
3.150%	07/15/46	1,030	761,169
3.300%	07/15/56	120	83,976
3.619%	10/01/37	35	31,085
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	15,836,416
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	65,707
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	63,044
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	47,307
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	780,380
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,261,268

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	$527,269
2.402%	04/15/50	6,500	3,953,272
			68,710,792
Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33(a)	905	950,847
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	2,163,177
4.375%	05/15/30	9,500	9,467,260
			12,581,284
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	236,866
Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	686,066
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27(a)	200	197,216
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	405	402,697
5.468%(ff)	02/01/29	4,145	4,248,704
5.700%(ff)	02/01/30	398	413,245
6.051%(ff)	02/01/35	1,095	1,161,151
7.624%(ff)	10/30/31	14,995	16,960,411
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	370,449
Sr. Unsec’d. Notes, SOFR Index + 1.050%
5.261%(c)	03/03/27	5,760	5,807,931
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	205	173,354
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31(a)	5,035	4,477,582
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,670	1,498,252
2.710%	01/22/29(a)	7,920	7,521,686
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	6,800	7,167,034
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)	1,900	1,849,175
6.150%	12/06/28(a)	200	209,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	250	$243,313
Sr. Unsec’d. Notes, GMTN
3.350%	05/16/31	400	374,832
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	33	32,072
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26(a)	4,089	4,030,867
			57,825,761
Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	1,575	1,179,151
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	89,936
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	975	821,379
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29(a)	855	881,670
5.950%	11/01/32	131	140,521
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	775	725,893
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50(a)	2,250	1,640,000
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52	200	193,394
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	474,512
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35	870	891,729
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,510	1,472,200
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,940,480
Gtd. Notes, 144A
3.348%	02/09/31	2,663	2,407,352
3.875%	07/26/33	244	215,928
4.688%	05/15/29	3,063	3,017,423
5.700%	01/24/30	670	680,552
6.450%	01/24/35	2,590	2,639,236
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36	2,390	2,230,313

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	$375,338
4.000%	03/01/48	775	627,662
4.350%	11/15/45	1,080	929,665
6.450%	01/15/38	715	797,113
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	817,725
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	935	966,141
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	380	386,595
5.100%	03/01/29	2,730	2,799,212
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,585,018
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,368,205
3.500%	06/15/51	1,715	1,209,167
5.000%	08/15/52(a)	1,760	1,585,833
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,452,172
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,635,418
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	535,468
Edison International,
Sr. Unsec’d. Notes
6.950%	11/15/29(a)	360	382,264
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	294,324
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	837,547
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	2,255	2,164,897
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	3,014,651
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	1,773	1,897,660
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	13,473	14,420,287
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	301,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	$752,501
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,505	1,595,082
Exelon Corp.,
Sr. Unsec’d. Notes
5.625%	06/15/35	950	990,328
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,718	1,594,921
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	319	286,778
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,994	1,764,789
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,185,246
5.150%	03/30/26	2,450	2,458,843
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes
4.550%	01/15/30	410	412,597
5.000%	01/15/35(a)	645	644,464
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	130	126,876
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33(a)	2,110	2,152,145
5.250%	03/15/34	1,325	1,366,388
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	384,775
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,796,490
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	2,052,606
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	277,434
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,237	1,256,987
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	800	841,614
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40(a)	697	716,531
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,156,890

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		3,164	$3,145,961
2.450%	12/02/27		2,625	2,516,362
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26		850	849,260
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	968,701
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		926	890,429
2.500%	02/01/31		2,075	1,849,206
3.000%	06/15/28		152	146,519
3.300%	12/01/27(a)		360	352,316
3.300%	08/01/40		469	355,876
3.500%	08/01/50		2,525	1,727,586
3.950%	12/01/47		3,650	2,732,107
4.250%	03/15/46		900	707,882
4.500%	07/01/40		32,445	28,224,643
4.750%	02/15/44		13,195	11,294,479
4.950%	07/01/50		6,775	5,836,846
5.900%	06/15/32		340	356,179
6.400%	06/15/33		2,600	2,794,689
6.950%	03/15/34		1,105	1,225,059
PacifiCorp,
First Mortgage
3.300%	03/15/51		2,500	1,653,220
4.100%	02/01/42		2,239	1,849,083
4.125%	01/15/49		6,000	4,679,669
4.150%	02/15/50		8,310	6,476,485
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28		4,195	4,452,341
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,650,717
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	797,955
4.875%	07/17/49		200	172,375
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,499,263
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30(a)		5,685	5,551,560
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	310,590
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	6,071,870
Sr. Unsec’d. Notes
3.400%	02/01/28		405	397,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31	515	$529,999
First Ref. Mortgage
3.900%	12/01/41	1,492	1,161,499
4.000%	04/01/47	6,075	4,585,936
4.650%	10/01/43	1,320	1,127,150
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	3,160	3,248,858
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	345	331,388
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	6,355	6,301,394
6.000%	04/15/34	680	716,736
6.950%	10/15/33	855	953,047
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30(a)	2,160	2,071,663
			225,403,857
Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26	7,470	7,304,185
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26	439	437,543
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	4,536	4,445,280
4.250%	10/31/26	2,251	2,243,527
5.500%	10/31/46	1,883	1,630,697
5.500%	07/31/47	20,583	17,855,752
Sitios Latinoamerica SAB de CV (Brazil),
Gtd. Notes
5.375%	04/04/32	1,050	1,047,322
			27,660,121
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	35	32,088
Foods — 0.3%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	440	446,710
6.400%	01/15/34	450	490,563
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	3,485	3,109,504
3.625%	01/15/32	225	209,633
5.750%	04/01/33	73	76,138

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	2,032	$1,876,436
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	682,195
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32(a)	4,070	4,162,885
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,456,912
4.250%	04/15/31	8,245	7,972,074
6.250%	07/01/33(a)	6,570	7,003,504
			29,486,554
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,225,053
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30(a)	1,557	1,493,755
			2,718,808
Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	629,496
6.119%	07/20/53	690	708,063
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	417,902
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	137,207
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	179	173,389
5.250%	03/30/28	410	420,543
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,080	2,028,839
			4,515,439
Healthcare-Products — 0.0%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30	200	185,087
2.750%	09/23/26	200	197,387
5.375%	12/06/32	200	208,520
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29	716	738,947
5.600%	03/23/34(a)	2,100	2,187,785
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	$501,025
				4,018,751
Healthcare-Services — 1.7%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51(a)		1,382	875,898
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	76,206
4.272%	08/15/48		1,320	1,113,514
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,334,279
3.008%	06/15/50		2,445	1,642,059
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	901,098
6.750%	12/15/37		2,170	2,397,175
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	257,955
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	700,067
3.106%	11/15/39		2,480	1,962,759
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,411	1,099,322
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27		445	437,440
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48		590	481,872
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40		2,120	1,656,999
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		415	358,994
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)		980	894,866
5.950%	12/15/34		5,100	5,438,571
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		4,200	2,999,196
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		860	762,870
4.125%	06/15/29		93	92,189
4.375%	03/15/42		447	383,010
4.500%	02/15/27		10,265	10,285,084
5.450%	09/15/34		950	973,989
5.625%	09/01/28		42	43,332

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	$11,358,836
5.200%	06/15/29	760	780,727
5.450%	06/15/34	965	989,978
5.875%	06/15/54	1,995	1,956,251
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31	3,240	3,333,591
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	555	579,371
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	879,455
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,580	1,663,831
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,173,011
Gtd. Notes, Series 2019
3.266%	11/01/49	80	56,694
Unsec’d. Notes, Series 2021
2.810%	06/01/41(a)	965	712,936
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,198,153
Unsec’d. Notes, Series 2021
3.196%	11/15/61(a)	2,225	1,441,990
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,937,532
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,080,167
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	663,521
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,598,937
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,555,430
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	168,964
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,629,637
5.475%	10/01/35	9,995	10,447,617
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	128,644
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	$1,374,858
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,938,011
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	19,677,523
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,469,395
5.750%	01/30/40	1,126	1,144,973
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33(a)	7,294	7,492,920
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	298,646
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	160,544
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,302,004
3.050%	05/15/41	740	562,803
5.000%	04/15/34	2,590	2,630,352
5.200%	04/15/63	33,730	30,881,557
5.875%	02/15/53	2,765	2,846,309
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,831,685
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	276,043
			171,391,640
Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35(a)	1,080	1,088,143
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	208,906
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	884,810
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,130,737
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
6.750%	02/15/54	2,300	2,588,974
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	414,664

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		2,420	$2,385,273
4.350%	04/05/42		27	23,469
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29		385	396,037
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	2,027,596
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	16,548,018
4.850%	04/17/28(a)		2,983	3,018,013
5.625%	08/16/32		2,062	2,143,813
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	26,449,820
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	783,553
7.000%	06/15/40		1,625	1,851,115
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,031,900
5.000%	03/30/43		250	228,178
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	73,151
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	570,766
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,690,555
6.850%	12/16/39		84	96,143
				66,633,634
Internet — 0.1%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		200	192,072
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	5,649,294
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	6,985,230
				12,826,596
Investment Companies — 0.1%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35		2,215	2,209,617
5.125%	02/14/53		3,670	3,346,600
				5,556,217
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	135	$127,489
3.450%	04/15/30	805	775,216
			902,705
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	1,802,081
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,130	1,120,366
5.625%	06/15/28	24,430	24,977,313
5.900%	06/01/27	425	434,291
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29(a)	2,150	2,195,066
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,625,290
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	1,065	1,087,381
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	1,065,875
			34,307,663
Machinery-Diversified — 0.4%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	485	504,143
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	11,024,504
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	85,550
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,565,144
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31(a)	920	962,426
5.450%	06/15/34	750	781,577
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,222,176
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	5,930	5,956,093
6.050%	04/15/28	74	76,539
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A
5.350%	05/06/30	8,000	8,225,453

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	$1,364,064
			35,767,669
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,025	953,426
2.300%	02/01/32(a)	3,719	3,178,623
3.500%	06/01/41	6,060	4,426,525
3.500%	03/01/42	3,320	2,391,402
3.900%	06/01/52	5,001	3,383,490
4.800%	03/01/50	300	237,198
5.050%	03/30/29	7,445	7,541,448
5.250%	04/01/53	319	266,456
5.375%	04/01/38	2,850	2,683,536
5.375%	05/01/47	1,805	1,558,812
6.484%	10/23/45	3,533	3,489,855
6.650%	02/01/34	2,300	2,459,251
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	725	506,377
3.750%	04/01/40	5,035	4,227,791
3.900%	03/01/38	1,040	914,420
5.500%	05/15/64(a)	9,010	8,481,289
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	2,495	2,179,406
5.450%	09/01/34	837	833,415
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,768,167
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	143	130,947
			53,611,834
Mining — 1.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	382,944
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,130,505
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30(a)	14,490	15,099,765
5.250%	09/08/33	15,000	15,599,967
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	512,000
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	190,260
6.300%	09/08/53	2,395	2,452,480
6.440%	01/26/36	1,270	1,372,870
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,057	$3,096,741
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30(a)	796	787,759
4.375%	08/01/28	785	783,643
4.625%	08/01/30	297	294,285
5.000%	09/01/27	181	181,067
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	48,540	52,927,900
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	922	884,000
5.350%	03/15/34	12,640	13,186,368
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32(a)	4,309	4,151,925
			117,034,479
Miscellaneous Manufacturing — 0.0%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	4,907,244
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,295	1,326,106
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	675,401
			2,001,507
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.100%	03/01/30	5,500	5,599,330
Oil & Gas — 2.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	20,110	18,374,117
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	10,000	9,635,823
5.600%	06/13/28	1,113	1,146,495
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,167,001
6.450%	06/30/33	2,760	2,972,685
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	254,672
5.250%	06/15/37	5,941	5,805,520
5.400%	06/15/47	693	639,840
6.750%	11/15/39	542	598,653

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	405	$402,561
Gtd. Notes, 144A
2.268%	11/15/26	745	726,062
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,910	2,804,271
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	26,169,458
5.150%	01/30/30	660	679,870
5.400%	04/18/34	2,953	3,017,992
5.550%	04/01/35	830	852,296
5.750%	04/18/54	1,240	1,192,487
5.900%	04/18/64	1,295	1,247,278
6.250%	03/15/33	28,411	30,599,647
6.250%	03/15/53	985	1,009,571
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,944,070
8.625%	01/19/29	11,055	12,002,413
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.875%	03/30/31	140	133,918
Energean PLC (Israel),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27(a)	278	276,523
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	305	236,542
7.150%	11/15/25	846	848,743
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	1,139	1,119,709
5.375%	03/15/30	600	610,096
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	400	360,252
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27	200	200,724
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	16,930	16,751,532
4.750%	09/15/44	136	117,658
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31(a)	1,606	1,689,544
6.375%	09/01/28	540	564,089
6.625%	09/01/30	365	391,007
7.500%	05/01/31	2,199	2,466,955
8.875%	07/15/30	2,905	3,353,529
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48	200	214,170
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	$5,340,598
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		994	988,036
5.950%	01/28/31(a)		5,126	4,969,657
6.490%	01/23/27		2,123	2,144,230
6.500%	01/23/29		2,335	2,374,695
6.625%	06/15/35		134	127,852
6.625%	06/15/38		463	419,189
6.700%	02/16/32		11,737	11,634,301
6.840%	01/23/30		5,728	5,828,297
10.000%	02/07/33(a)		480	556,440
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	2,500	2,899,346
4.875%	02/21/28	EUR	7,401	8,871,095
Gtd. Notes, MTN
8.750%	06/02/29		8,506	9,180,100
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,518,521
2.150%	01/15/31		6,545	5,885,919
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	181,600
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		19,302	18,049,264
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		650	694,291
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		270	192,227
6.800%	05/15/38		753	828,477
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		488	430,343
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28		1,875	1,987,803
				241,680,054
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		1,330	1,289,176
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28		9,455	9,725,565
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		13,010	11,641,229

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.700%	05/14/45	1,875	$1,720,537
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	2,440	2,437,028
4.375%	12/15/28	20,000	19,907,862
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,235	1,319,994
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	3,660	3,432,646
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	16,049	15,382,550
5.050%	03/25/48(a)	5,270	4,691,833
5.125%	07/20/45	95	86,193
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	4,800	4,159,725
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	569,140
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,623,033
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	16,227	12,366,693
			83,338,463
Pipelines — 3.5%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	2,435	2,280,113
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,541,433
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,970	2,030,905
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	26,039,855
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,553,759
5.600%	04/01/44	1,900	1,839,635
5.625%	07/15/27	7,900	8,069,362
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	144,417
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	117,025
6.700%	11/15/53	487	543,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sub. Notes
8.500%(ff)	01/15/84(a)	15,065	$17,209,051
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29(a)	5,630	5,792,300
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	4,048,277
5.300%	04/15/47	270	244,041
5.400%	10/01/47	5,353	4,907,072
5.550%	02/15/28	64	65,890
5.550%	05/15/34(a)	1,055	1,082,894
5.600%	09/01/34	480	492,795
5.950%	05/15/54	695	674,151
6.000%	06/15/48	6,575	6,483,250
6.050%	06/01/41	9,500	9,696,224
6.100%	12/01/28	7,370	7,753,079
6.100%	02/15/42	2,565	2,616,327
6.125%	12/15/45	210	211,821
6.250%	04/15/49	2,640	2,664,537
6.400%	12/01/30	8,970	9,720,829
6.550%	12/01/33	16,730	18,313,628
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	570,591
Gtd. Notes, 3 Month SOFR + 3.039%
7.210%(c)	06/01/67	12,000	11,996,255
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,861,483
2.550%	07/01/30	3,725	3,420,001
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	625,298
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	475,409
5.400%	09/01/44	186	177,456
5.500%	03/01/44	3,798	3,674,151
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,078,729
5.050%	02/15/46	5,840	5,283,849
5.550%	06/01/45	540	524,978
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	774,003
4.700%	04/15/48	1,145	958,828
5.200%	03/01/47	2,975	2,674,771
5.200%	12/01/47	3,629	3,248,100
5.400%	04/01/35	5,305	5,350,411
5.500%	06/01/34	4,973	5,069,933
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,982,722

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	4,839	$5,334,886
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	944,500
3.250%	06/01/30	550	520,826
3.400%	09/01/29	1,720	1,658,168
4.400%	10/15/29	965	964,600
4.450%	09/01/49	413	332,352
4.500%	03/15/50	260	212,367
4.750%	10/15/31(a)	1,315	1,315,060
4.950%	07/13/47	1,120	972,120
5.050%	11/01/34	6,812	6,720,939
5.200%	07/15/48	1,855	1,658,570
5.650%	11/01/28	375	389,018
5.800%	11/01/30	1,145	1,206,673
6.350%	01/15/31	2,370	2,548,819
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	39,591
3.800%	09/15/30	308	297,120
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	201,716
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	262,231
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,143,273
4.950%	04/15/52	360	308,352
5.500%	02/15/35	4,895	4,984,207
6.500%	03/30/34(a)	3,212	3,497,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	385	385,463
5.500%	03/01/30	6,045	6,150,768
6.875%	01/15/29	444	452,299
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	12,381,557
4.500%	03/01/28	16,985	17,002,861
4.750%	08/15/28(a)	3,000	3,025,364
6.150%	04/01/33	985	1,041,129
6.350%	01/15/29	4,361	4,589,760
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,678,491
3.500%	11/15/30	4,025	3,847,869
3.500%	10/15/51	2,050	1,456,823
4.650%	08/15/32	8,280	8,271,630
4.900%	01/15/45	2,882	2,602,315
5.100%	09/15/45	575	532,392
5.150%	03/15/34	4,223	4,291,523
5.300%	08/15/28	9,328	9,616,161
5.300%	08/15/52	615	576,968
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.400%	03/04/44	2,840	$2,760,966
5.600%	03/15/35	25,530	26,512,135
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	3,777	4,279,782
			350,852,286
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,786,634
Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	2,815	2,431,229
5.250%	05/15/36	300	301,806
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	4,003,846
5.800%	11/15/28	9,495	9,913,901
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,657,421
2.500%	08/16/31	5,150	4,576,601
3.900%	03/15/27	5,390	5,367,823
4.050%	07/01/30	14,133	13,863,388
4.125%	05/15/29	6,005	5,955,452
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	4,186,121
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31(a)	14,685	13,295,231
2.900%	12/01/33	1,545	1,311,217
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28(a)	12,380	12,550,052
5.000%	01/11/28	24,515	24,858,150
5.800%	03/01/34	985	1,035,960
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	487,534
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	3,385	3,118,141
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,304,395
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,932,594
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,400	1,210,963
4.875%	02/01/35(a)	1,035	1,022,026
5.450%	08/15/30	511	531,482

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	75	$73,534
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,772,755
4.600%	02/01/33	2,035	2,022,356
6.400%	03/01/34	3,380	3,739,908
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	12,734	12,336,394
Sr. Unsec’d. Notes
2.700%	02/15/32(a)	3,700	3,332,571
3.250%	01/15/31	3,100	2,935,358
5.125%	02/15/34	3,665	3,756,169
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,649,404
2.700%	07/15/31	29,515	26,697,673
4.200%	04/15/32	13,027	12,639,458
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	20	19,337
4.250%	12/01/26	305	303,845
4.500%	09/01/26	3,406	3,405,765
4.625%	12/01/29	375	371,410
5.750%	02/01/27	65	65,826
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	10,195	9,379,035
3.100%	01/15/30	3,400	3,246,500
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	11,072,566
			220,735,197
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	2,124,653
4.750%	06/01/30	805	809,303
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	461,464
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,901,260
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34	240	241,748
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,182,085
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	1,361	$1,098,313
			12,818,826
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	195	177,306
3.500%	02/15/41	16,350	13,453,907
Sr. Unsec’d. Notes
4.350%	02/15/30	2,345	2,356,964
5.050%	07/12/29	2,140	2,204,298
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,796,389
3.187%	11/15/36	12,390	10,576,837
3.419%	04/15/33	6,960	6,434,741
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	3,344	2,223,924
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	3,545	3,180,220
3.400%	05/01/30	500	480,000
			42,884,586
Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29(a)	11,415	11,092,237
5.450%	03/02/28	5,380	5,531,329
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	118	83,075
3.950%	03/25/51	3,499	2,603,196
6.150%	11/09/29	73	77,851
			19,387,688
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	7,740	6,774,714
2.550%	12/01/33(a)	650	553,692
3.500%	06/01/41	14,600	11,670,498
3.550%	09/15/55	2,264	1,559,269
4.500%	05/15/35	620	598,221
6.550%	02/15/39	7,695	8,561,418
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	870	87
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	581	1
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	9,990	10,249,241

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	725	$687,194
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	920	952,698
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	1,220	1,150,604
4.500%	03/15/42	377	327,828
5.000%	02/15/29	2,185	2,226,305
5.300%	02/15/34(a)	2,450	2,486,139
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,650	2,850,107
8.750%	03/15/32	1,925	2,343,864
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	365,822
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	84,331
2.550%	02/15/31	55,831	50,695,185
2.625%	02/15/29(a)	650	617,043
2.875%	02/15/31	491	452,751
3.000%	02/15/41	926	695,017
3.875%	04/15/30	2,490	2,440,853
4.750%	02/01/28	60	60,104
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
11.125%	12/31/32	319	315,930
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	6,475	5,678,550
2.650%	11/20/40	13,999	10,124,900
3.400%	03/22/41	22,445	17,731,020
4.780%	02/15/35	7,060	6,944,458
			149,197,844
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,610	1,615,925
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,607,174
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,490,554
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	78	80,527
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	146	145,688
			7,939,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	$21,450,627

Total Corporate Bonds (cost $3,735,487,056)			3,867,019,484
Municipal Bonds — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	761,228
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	814,010
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,515,697
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	230,706
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,270	4,626,127
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	225,186
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	153,159
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	140,457
7.625%	03/01/40	300	363,062
7.550%	04/01/39	165	199,442
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	310,622
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	735,267
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	375	341,140
			11,840,865
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	976,746
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	481,454

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	$25,042
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	502,454
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	350,106
			877,602
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,975	2,148,128
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	362,409
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	549	612,647
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	219,248
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	71,597
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	354	385,457
General Obligation Unlimited, Taxable
5.100%	06/01/33	410	415,079
			2,066,437
Michigan — 0.1%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	256,912
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,735,761
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,665,546
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	844,501
4.454%	04/01/2122	4,350	3,502,933
			11,005,653
Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	139,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Missouri (cont’d.)
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	$3,604,869
			3,744,366
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	185,011
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,594,405
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	665,655
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	815,198
			4,260,269
New York — 0.1%
Empire State Development Corp.,
Taxable, Revenue Bonds, BABs
5.770%	03/15/39	1,525	1,581,109
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	436,950
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,638,301
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	694,399
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	303,317
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,088,850
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,192,976
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	801,353
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	343,725
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	49,594
			12,130,574
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	143,907
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,366,486

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	$1,905,144
			3,271,630
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	127,352
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,348,114
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,768,529
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	115,567
			4,359,562
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	166,181
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	972,240
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	581,171
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	380,386
			2,099,978
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	196,885
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,832,205
			3,029,090
Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.495%(cc)	04/20/37	53,694	5,260,466
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	235,749

Total Municipal Bonds (cost $76,014,441)			69,507,714
Residential Mortgage-Backed Securities — 6.1%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	55	51,059
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	$317,265
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	190	166,248
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	865	757,285
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	189	163,683
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.376%(cc)	10/20/46	18	14,670
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.308%(c)	07/01/26	6,474	6,496,951
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
4.928%(cc)	08/25/35	54	50,105
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.506%(c)	01/26/32	263	263,390
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	3,618	3,239,274
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	287	256,754
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,876	1,545,710
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	5,731	5,691,340
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.593%(cc)	09/25/47	367	339,670
Series 2022-A, Class A1, 144A
9.170%(cc)	09/25/62	591	592,702
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63	25,288	24,248,112
Series 2024-RP02, Class A2, 144A
4.228%(cc)	02/25/63	2,196	1,946,389
Series 2024-RP02, Class B1, 144A
4.220%(cc)	02/25/63	664	520,894
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63	240	175,427
Series 2024-RP02, Class B3, PO, 144A
11.314%(s)	02/25/63	609	79,801
Series 2024-RP02, Class B4, PO, 144A
14.669%(s)	02/25/63	1,103	96,272
Series 2024-RP02, Class M1, 144A
4.228%(cc)	02/25/63	1,476	1,255,295
Series 2024-RP02, Class M2, 144A
2.138%(cc)	02/25/63	1,126	913,959
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	32	29,143

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	32,701	$3,270
Series 2025-RP01, Class A1, 144A
4.025%(cc)	01/25/64	33,015	31,159,630
Series 2025-RP01, Class A2, 144A
4.025%(cc)	01/25/64	1,509	1,147,598
Series 2025-RP01, Class B1, 144A
4.191%(cc)	01/25/64	604	360,025
Series 2025-RP01, Class B2, 144A
4.191%(cc)	01/25/64	382	204,603
Series 2025-RP01, Class B3, 144A
4.191%(cc)	01/25/64	483	215,746
Series 2025-RP01, Class B4, 144A
4.191%(cc)	01/25/64	459	173,285
Series 2025-RP01, Class M1, 144A
4.025%(cc)	01/25/64	1,288	913,258
Series 2025-RP01, Class M2, 144A
4.025%(cc)	01/25/64	805	541,215
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	70	62,262
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	38,546	3,855
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,431	1,233,927
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A
5.352%(cc)	03/25/70	15,305	15,389,200
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.456%(c)	10/25/41	2,740	2,791,697
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.906%(c)	10/25/41	531	531,824
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.656%(c)	11/25/41	160	163,150
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.356%(c)	11/25/41	1,511	1,529,026
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.256%(c)	12/25/41	2,100	2,129,211
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.606%(c)	03/25/42	3,275	3,498,126
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.606%(c)	03/25/42	730	771,909
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.456%(c)	03/25/42	1,265	1,299,585
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)
9.956%(c)	07/25/42	4,024	4,313,245
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)
7.956%(c)	07/25/42	1,000	$1,040,000
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.756%(c)	12/25/42	185	189,055
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.656%(c)	01/25/43	1,531	1,559,200
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	10/25/43	695	695,360
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.056%(c)	07/25/44	1,250	1,255,275
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.872%(c)	05/25/35	195	173,184
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	118	114,731
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.806%(c)	04/25/34	224	224,878
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.356%(c)	09/26/33	1,085	1,087,043
EFMT,
Series 2025-INV02, Class A1, 144A
5.387%(cc)	05/26/70	16,222	16,305,135
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	26	24,444
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	115	96,359
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	63
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	19	18,727
Series 2010-43, Class AH
3.250%	05/25/40	2	1,752
Series 2012-134, Class IL, IO
3.500%	12/25/32	172	14,762
Series 2014-10, Class KM
3.500%	09/25/43	5	5,355
Series 2014-35, Class CA
3.500%	06/25/44	2	2,376
Series 2017-33, Class LB
3.000%	05/25/39	7	6,824
Series 2018-16, Class MB
3.500%	07/25/46	477	474,272

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.356%(c)	12/25/50	200	$213,676
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.356%(c)	11/25/50	1,965	2,173,781
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.006%(c)	01/25/34	313	313,568
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.756%(c)	10/25/41	2,200	2,249,482
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	10/25/41	342	343,301
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.156%(c)	11/25/41	4,400	4,437,136
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.706%(c)	09/25/41	700	712,033
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	09/25/41	4,320	4,342,939
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/41	5,900	5,959,000
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.856%(c)	01/25/42	210	213,436
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.256%(c)	04/25/42	3,100	3,189,125
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.706%(c)	05/25/42	1,300	1,349,153
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.056%(c)	09/25/42	4,500	4,729,230
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.651%(cc)	12/25/46	337	332,044
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.640%(cc)	03/25/35	130	73,048
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.440%(cc)	05/25/48	4,368	4,115,596
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	84	85,667
Series 4289, Class WZ
3.000%	01/15/44	587	539,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
4.987%(c)	10/15/46	15	$14,352
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	4,350	4,423,587
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	50,048	50,892,834
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	7	7,057
Series 2019-03, Class MA
3.500%	10/25/58	5	5,238
Series 2019-04, Class MA
3.000%	02/25/59	8	6,966
Series 2019-04, Class MV
3.000%	02/25/59	8	6,996
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	148	134,702
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	105	98,419
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,709
Series 2013-24, Class OI, IO
4.000%	02/20/43	124	19,837
Series 2013-82, Class IG, IO
3.500%	05/20/43	385	55,793
Series 2017-184, Class JH
3.000%	12/20/47	11	9,818
Series 2018-08, Class DA
3.000%	11/20/47	126	118,591
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,264,541
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
7.107%(cc)	10/25/33	25	24,471
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
6.133%(cc)	07/25/44	13	12,443
Series 2020-INV01, Class A14, 144A
2.907%(cc)	10/25/50	1,029	888,799
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,435	1,180,607
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,471	1,212,672
Series 2025-RPL01, Class A1, PO, 144A
0.000%	01/25/64	41	40,511
3.704%(cc)	01/25/64	29,220	26,619,095
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
4.788%(c)	03/19/35	656	669,070

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.156%(c)	01/25/34		227	$227,569
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50		391	352,141
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.102%(c)	08/25/50		198	186,999
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50		330	296,398
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50		462	401,023
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		167	144,631
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50		26	25,893
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.993%(c)	01/24/63	EUR	6,577	7,724,392
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		30,197	30,165,983
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		5,500	5,536,310
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		15,700	15,809,999
Series 2025-RTL02, Class A1, 144A
5.612%(cc)	04/25/40		10,000	10,095,447
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		159	155,634
MFA Trust,
Series 2025-NQM02, Class A1, 144A
5.675%(cc)	05/27/70		20,266	20,438,877
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51		115	95,048
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.022%(c)	01/25/48		99	96,952
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		23,487	23,759,236
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		2,634	2,655,219
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		4,520	4,553,777
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		35,786	278,706
Series 2025-INV01, Class B1, 144A
6.596%(cc)	02/25/70		1,388	1,376,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-INV01, Class B2, 144A
6.596%(cc)	02/25/70	1,092	$1,048,140
Series 2025-INV01, Class B3, 144A
6.596%(cc)	02/25/70	685	622,109
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70	1,980	2,004,083
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^	35,786	805,179
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.256%(c)	04/25/34	3,621	3,652,504
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.922%(c)	06/25/57	1,204	1,180,557
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
5.372%(c)	10/25/59	6	6,032
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	48	42,948
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
5.222%(c)	02/25/60	15	15,317
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	120	104,445
Series 2025-NQM02, Class A1, 144A
5.597%(cc)	11/25/64	19,021	19,191,848
Series 2025-NQM04, Class A1, 144A
5.400%(cc)	02/25/55	15,409	15,511,905
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	10,465	10,571,008
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	17,675	17,813,192
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	03/29/27	17,515	17,697,570
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.440%(c)	09/27/28	14,366	14,534,217
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	8,407	8,062,724
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55	18,723	18,792,579
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	3,089	3,005,670
Series 2025-RCF01, Class A1, 144A
4.500%(cc)	02/25/55	9,660	9,591,646
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	11,956	11,717,305
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	2,310	2,208,109

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55		1,362	$1,285,557
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55		1,329	1,223,185
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55		469	424,939
PRPM Trust,
Series 2025-NQM01, Class A1, 144A
5.802%(cc)	11/25/69		10,467	10,577,381
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.056%(c)	11/25/31		2,126	2,153,403
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	821
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.625%(cc)	02/25/40		12,500	12,549,099
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47		1,061	1,005,883
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48		41	37,559
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		325	304,128
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	3,658	4,295,723
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		464	440,782
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.041%(cc)	12/25/34		664	621,749
Series 2005-01, Class 2A
5.429%(cc)	02/25/35		539	513,939
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		83	80,742
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.272%(c)	10/25/59		566	566,229
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	4,047,108
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		4,096	3,958,563
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,467,325
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		1,480	1,219,529
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66		83	75,083
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		372	$336,082
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		755	657,355
Series 2024-02, Class A1, 144A
6.095%(cc)	02/25/69		1,191	1,203,903
Series 2025-05, Class A1, 144A
5.427%(cc)	06/25/70		14,664	14,774,620
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		674	650,269
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
5.112%(c)	06/25/44		497	496,764
Series 2007-HY01, Class 3A3
4.108%(cc)	02/25/37		1,466	1,258,784
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
4.923%(c)	04/25/47		1,463	1,283,352

Total Residential Mortgage-Backed Securities (cost $602,296,380)				614,082,714
Sovereign Bonds — 2.1%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		200	204,886
Sr. Sec’d. Notes, 144A
6.034%	01/16/42		19,000	19,464,174
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	341,900
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	514,411
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	520,614
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,214,597
5.000%	07/15/32		200	205,126
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,247	3,230,857
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	17,242	20,192,363
5.000%	09/19/32	EUR	3,736	4,329,230
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29		4,058	4,143,218
5.875%	01/30/60		550	489,981
6.400%	06/05/49		250	247,312
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		173	156,370
5.500%	02/22/29		13,629	13,915,209

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.950%	01/25/27		412	$419,264
6.000%	07/19/28		2,579	2,666,686
6.000%	02/22/33		519	530,158
7.050%	02/03/31		151	162,853
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
0.350%	01/30/35^		40,400	702,960
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		19,000	19,190,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	328,716
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	8,261	9,237,163
5.250%	03/22/30	EUR	11,268	13,196,122
5.875%	10/17/31	EUR	14,474	16,897,613
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,145	1,915,077
3.500%	02/12/34		256	222,400
4.280%	08/14/41		500	406,500
4.500%	01/31/50		621	479,567
4.600%	02/10/48		514	406,060
4.875%	05/19/33		2,664	2,581,416
5.400%	02/09/28		200	204,700
6.350%	02/09/35		200	211,500
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	895,219
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,332,841
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35		1,210	1,234,926
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,204,726
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
3.600%(cc)	10/20/40		2,000	1,785,280
Romanian Government International Bond (Romania),
Bonds, 144A
6.625%	05/16/36		10,700	10,854,178
Sr. Unsec’d. Notes
3.000%	02/14/31		496	440,403
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	70,928
2.750%	04/14/41	EUR	45	33,885
3.000%	02/14/31		114	101,222
3.624%	05/26/30	EUR	255	287,363
5.250%	11/25/27		154	155,615
5.750%	09/16/30		10,870	11,073,812
6.625%	02/17/28		194	201,616
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	93,949
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.000%	01/28/32	EUR	55	$53,492
2.375%	04/19/27	EUR	1,105	1,288,633
3.500%	04/03/34	EUR	345	345,058
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	108,015
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	789,728
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	7,178,092
1.650%	03/03/33	EUR	2,521	2,467,273
3.125%	05/15/27	EUR	13,402	15,724,784
6.250%	05/26/28		4,786	4,979,833
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		774	675,803
3.125%	05/15/27	EUR	6,140	7,204,162
6.250%	05/26/28		2,710	2,819,755
6.500%	09/26/33		200	216,660

Total Sovereign Bonds (cost $199,869,549)				213,546,254
U.S. Government Agency Obligations — 32.1%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		533	479,796
1.500%	02/01/36		1,145	1,027,223
1.500%	10/01/36		1,858	1,663,463
2.000%	06/01/50		355	289,691
2.000%	07/01/50		285	233,051
2.000%	12/01/50		11,481	9,338,366
2.000%	02/01/51		9,216	7,494,156
2.000%	03/01/51		37,654	30,594,914
2.000%	04/01/51		30,122	24,471,620
2.000%	05/01/51		49	39,623
2.000%	05/01/51		52,469	42,615,777
2.000%	07/01/51		30	24,071
2.000%	02/01/52		23	18,386
2.000%	02/01/52		50	41,108
2.000%	02/01/52		58	47,026
2.000%	03/01/52		580	475,371
2.000%	04/01/52		1,153	937,560
2.000%	05/01/52		311	254,577
2.500%	08/01/40		45	40,789
2.500%	07/01/50		246	211,200
2.500%	07/01/50		2,334	1,988,087
2.500%	08/01/50		4,294	3,652,054
2.500%	08/01/50		9,581	8,155,492
2.500%	09/01/50		503	424,439
2.500%	09/01/50		11,705	9,963,828
2.500%	10/01/50		391	332,380
2.500%	12/01/50		82	69,785
2.500%	01/01/51		17,553	14,920,666
2.500%	02/01/51		5,772	4,907,174
2.500%	02/01/51		22,616	19,430,166
2.500%	03/01/51		53,591	45,345,794
2.500%	04/01/51		12,683	10,691,209
2.500%	04/01/51		25,948	22,050,203

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	05/01/51	220	$188,789
2.500%	05/01/51	993	849,946
2.500%	05/01/51	4,466	3,790,438
2.500%	05/01/51	55,365	46,775,197
2.500%	06/01/51	835	718,049
2.500%	06/01/51	15,066	12,796,156
2.500%	07/01/51	296	252,649
2.500%	07/01/51	3,075	2,610,702
2.500%	07/01/51	35,960	30,506,455
2.500%	08/01/51	527	452,795
2.500%	08/01/51	581	494,288
2.500%	08/01/51	1,810	1,536,209
2.500%	09/01/51	499	426,227
2.500%	09/01/51	880	752,731
2.500%	09/01/51	929	793,337
2.500%	10/01/51	54	46,424
2.500%	11/01/51	1,100	931,579
2.500%	11/01/51	1,755	1,510,237
2.500%	12/01/51	93	79,549
2.500%	12/01/51	973	830,689
2.500%	01/01/52	4,567	3,905,425
2.500%	01/01/52	19,619	16,829,572
2.500%	02/01/52	152	127,904
2.500%	02/01/52	690	588,184
2.500%	02/01/52	4,319	3,685,820
2.500%	03/01/52	41	35,361
2.500%	04/01/52	424	360,021
2.500%	04/01/52	1,142	979,725
2.500%	05/01/52	5,993	5,057,000
3.000%	01/01/27	1	1,372
3.000%	02/01/30	8	7,378
3.000%	05/01/30	106	104,779
3.000%	11/01/33	372	361,148
3.000%	02/01/34	364	354,727
3.000%	04/01/34	31	29,939
3.000%	03/01/35	80	77,833
3.000%	11/01/42	11	10,681
3.000%	11/01/42	58	52,992
3.000%	01/01/43	15	13,436
3.000%	02/01/43	4	3,482
3.000%	02/01/43	8	7,584
3.000%	02/01/43	41	38,217
3.000%	03/01/43	41	37,392
3.000%	03/01/45	6	5,591
3.000%	04/01/45	49	44,554
3.000%	06/01/45	10	9,353
3.000%	06/01/45	74	67,713
3.000%	07/01/45	41	37,080
3.000%	09/01/46	1,034	935,334
3.000%	11/01/46	145	131,434
3.000%	11/01/46	993	897,712
3.000%	12/01/46	49	44,498
3.000%	12/01/46	2,916	2,634,811
3.000%	01/01/47	415	375,226
3.000%	02/01/48	7	6,291
3.000%	09/01/49	528	477,790
3.000%	11/01/49	533	481,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/50	21	$18,903
3.000%	02/01/50	207	186,115
3.000%	06/01/50	23	20,262
3.000%	06/01/50	229	204,428
3.000%	08/01/50	966	866,605
3.000%	07/01/51	3,478	3,121,843
3.000%	01/01/52	83	73,418
3.000%	01/01/52	1,262	1,121,065
3.000%	01/01/52	57,082	50,302,610
3.000%	02/01/52	30,136	26,541,033
3.000%	03/01/52	3,497	3,125,938
3.000%	03/01/52	21,471	18,905,452
3.000%	04/01/52	7,129	6,327,549
3.000%	06/01/52	1,772	1,583,055
3.000%	06/01/52	1,930	1,718,232
3.500%	04/01/32	25	24,406
3.500%	08/01/32	50	49,129
3.500%	06/01/33	24	23,253
3.500%	02/01/34	54	53,032
3.500%	03/01/42	1	1,079
3.500%	04/01/42	8	7,832
3.500%	04/01/42	84	79,899
3.500%	07/01/42	16	15,440
3.500%	08/01/42	13	12,037
3.500%	08/01/42	16	15,156
3.500%	08/01/42	86	81,783
3.500%	09/01/42	1	1,225
3.500%	09/01/42	20	18,748
3.500%	09/01/42	88	83,501
3.500%	09/01/42	124	117,424
3.500%	10/01/42	3	3,111
3.500%	10/01/42	31	29,367
3.500%	11/01/42	13	12,657
3.500%	12/01/42	195	184,221
3.500%	01/01/43	150	141,356
3.500%	04/01/43	4	3,842
3.500%	04/01/43	18	17,292
3.500%	04/01/43	120	113,685
3.500%	05/01/43	343	323,606
3.500%	07/01/43	23	21,402
3.500%	10/01/43	39	36,982
3.500%	01/01/44	197	185,660
3.500%	01/01/44	3,289	3,103,530
3.500%	02/01/44	283	267,685
3.500%	03/01/44	242	228,842
3.500%	04/01/44	7,029	6,630,357
3.500%	03/01/45	99	93,955
3.500%	05/01/45	113	105,965
3.500%	06/01/45	22	20,936
3.500%	06/01/45	136	127,778
3.500%	03/01/46	88	83,112
3.500%	07/01/46	198	185,431
3.500%	08/01/46	63	58,970
3.500%	12/01/46	1,174	1,097,599
3.500%	05/01/47	62	57,802
3.500%	01/01/48	2,125	1,979,967
3.500%	03/01/48	825	768,701

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/49	5	$4,769
3.500%	10/01/49	49	45,273
3.500%	12/01/49	108	100,954
3.500%	01/01/50	804	745,309
3.500%	04/01/50	2,859	2,646,324
3.500%	01/01/52	5,342	4,899,138
3.500%	03/01/52	5,656	5,200,753
3.500%	04/01/52	127	116,526
3.500%	04/01/52	28,755	26,281,383
3.500%	05/01/52	23	20,983
3.500%	07/01/52	72	66,482
4.000%	06/01/33	56	56,014
4.000%	10/01/34	24	24,100
4.000%	08/01/37	1,156	1,139,721
4.000%	05/01/38	151	148,584
4.000%	01/01/40	123	120,833
4.000%	09/01/40	1	601
4.000%	09/01/40	475	463,689
4.000%	10/01/40	2	1,618
4.000%	10/01/40	3	3,303
4.000%	10/01/40	5	5,047
4.000%	11/01/40	4	4,020
4.000%	11/01/40	314	308,010
4.000%	12/01/40	1	1,375
4.000%	12/01/40	100	97,648
4.000%	12/01/40	224	217,489
4.000%	12/01/40	255	249,125
4.000%	12/01/40	295	288,410
4.000%	02/01/41	11	10,396
4.000%	02/01/41	62	60,689
4.000%	04/01/41	389	379,963
4.000%	10/01/41	21	20,858
4.000%	10/01/41	72	69,709
4.000%	12/01/41	48	46,862
4.000%	02/01/42	169	164,979
4.000%	03/01/42	4	3,917
4.000%	04/01/42	2	1,764
4.000%	04/01/42	6	5,946
4.000%	04/01/42	18	17,718
4.000%	04/01/42	41	39,699
4.000%	06/01/42	6	6,269
4.000%	07/01/42	370	359,849
4.000%	09/01/42	27	25,978
4.000%	11/01/42	174	169,497
4.000%	05/01/43	23	22,254
4.000%	09/01/43	110	108,045
4.000%	08/01/44	53	51,675
4.000%	02/01/45	55	53,433
4.000%	05/01/45	19	18,853
4.000%	11/01/45	36	34,986
4.000%	04/01/46	3	3,169
4.000%	04/01/46	7	6,736
4.000%	04/01/46	117	112,320
4.000%	10/01/47	2	2,110
4.000%	04/01/48	4	4,023
4.000%	06/01/48	98	94,339
4.000%	07/01/48	502	482,581
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	01/01/50	35	$33,093
4.000%	02/01/50	1,881	1,804,905
4.000%	04/01/52	5,690	5,376,271
4.000%	05/01/52	58,383	55,169,811
4.500%	09/01/37	113	113,223
4.500%	05/01/39	28	28,384
4.500%	05/01/39	30	30,051
4.500%	06/01/39	18	18,245
4.500%	08/01/39	128	129,028
4.500%	09/01/39	9	9,531
4.500%	10/01/39	3	3,232
4.500%	10/01/39	8	8,412
4.500%	10/01/39	53	53,324
4.500%	10/01/39	172	173,260
4.500%	10/01/39	388	389,937
4.500%	12/01/39	13	13,283
4.500%	03/01/40	25	25,096
4.500%	05/01/40	17	16,996
4.500%	08/01/40	28	28,506
4.500%	08/01/40	42	42,598
4.500%	10/01/40	32	32,493
4.500%	11/01/40	27	26,581
4.500%	12/01/40	157	157,462
4.500%	01/01/41	39	39,274
4.500%	02/01/41	6	5,575
4.500%	02/01/41	7	7,225
4.500%	02/01/41	7	7,243
4.500%	02/01/41	16	15,597
4.500%	03/01/41	37	36,737
4.500%	04/01/41	55	55,412
4.500%	04/01/41	101	101,289
4.500%	07/01/41	306	306,105
4.500%	10/01/41	310	310,732
4.500%	01/01/42	15	14,954
4.500%	03/01/42	256	256,530
4.500%	05/01/42	16	15,970
4.500%	03/01/44	5	5,260
4.500%	03/01/44	13	12,479
4.500%	03/01/44	14	13,860
4.500%	06/01/44	182	182,096
4.500%	08/01/46	33	32,565
4.500%	12/01/48	288	284,982
4.500%	05/01/50	123	120,579
4.500%	05/01/52	9,630	9,377,870
4.500%	06/01/52	32,695	31,867,121
5.000%	07/01/33	—(r)	162
5.000%	11/01/33	1	1,011
5.000%	11/01/33	1	1,069
5.000%	11/01/33	2	1,950
5.000%	11/01/33	2	2,219
5.000%	07/01/35	348	356,639
5.000%	11/01/35	53	53,967
5.000%	12/01/35	1	587
5.000%	09/01/39	2	1,919
5.000%	04/01/40	3	2,983
5.000%	04/01/40	25	25,771
5.000%	06/01/40	26	26,733

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/40	2	$2,383
5.000%	07/01/40	19	19,432
5.000%	08/01/40	10	9,976
5.000%	08/01/40	28	29,168
5.000%	08/01/40	99	101,810
5.000%	06/01/41	47	48,629
5.000%	07/01/41	3	2,778
5.000%	07/01/41	5	4,891
5.000%	07/01/41	13	13,247
5.000%	07/01/41	15	15,036
5.000%	06/01/52	20,111	20,044,562
5.000%	07/01/52	12,611	12,582,739
5.000%	08/01/52	95	94,712
5.000%	10/01/52	3,150	3,138,950
5.000%	11/01/52	2,028	2,023,586
5.000%	05/01/53	490	489,054
5.500%	03/01/34	11	11,341
5.500%	07/01/35	7	7,136
5.500%	06/01/36	13	13,378
5.500%	01/01/38	213	221,126
5.500%	06/01/41	82	85,747
5.500%	08/01/52	4,028	4,080,817
5.500%	09/01/52	4,520	4,577,860
5.500%	10/01/52	11,896	12,042,539
5.500%	11/01/52	30,224	30,652,764
5.500%	07/01/54	407	410,891
5.500%	10/01/54	11,486	11,588,432
5.500%	01/01/55	61,698	62,229,724
5.500%	04/01/55	24,465	24,676,051
5.500%	05/01/55	33,927	34,219,199
6.000%	10/01/32	—(r)	34
6.000%	03/01/33	2	2,206
6.000%	12/01/33	5	5,174
6.000%	12/01/33	55	56,772
6.000%	06/01/37	—(r)	456
6.000%	01/01/38	3	2,788
6.000%	07/01/38	2	1,772
6.000%	08/01/38	3	3,268
6.000%	08/01/52	1,036	1,066,605
6.000%	09/01/52	5,728	5,879,305
6.000%	10/01/52	6,628	6,807,478
6.000%	11/01/52	2,254	2,314,401
6.000%	12/01/54	29,124	29,763,614
6.250%	07/15/32	240	272,516
6.500%	08/01/36	4	4,450
6.500%	09/01/39	11	11,316
6.500%	01/01/53	7,343	7,613,201
7.000%	06/01/32	—(r)	428
7.000%	06/01/32	1	569
7.000%	01/01/53	2,069	2,167,063
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.401%, Floor 1.625%)
6.625%(c)	04/01/37	11	11,441
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.027%, Floor 1.733%)
6.733%(c)	02/01/37	5	5,315
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.254%, Floor 1.750%)
6.432%(c)	07/01/41	71	$73,162
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.422%, Floor 1.750%)
6.608%(c)	12/01/40	37	38,106
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	1	816
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.719%, Floor 1.815%)
6.525%(c)	01/01/37	1	1,418
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.849% (Cap 10.051%, Floor 1.849%)
6.881%(c)	03/01/36	1	1,300
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.538%(c)	12/01/36	—(r)	311
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.933% (Cap 7.746%, Floor 1.933%)
6.746%(c)	10/01/42	8	7,998
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.934% (Cap 10.453%, Floor 1.934%)
6.933%(c)	02/01/37	1	701
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.032% (Cap 11.126%, Floor 2.032%)
6.796%(c)	11/01/36	2	2,057
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.954%, Floor 2.069%)
6.988%(c)	02/01/37	1	893
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.771%(c)	10/01/36	—(r)	284
Federal National Mortgage Assoc.
1.500%	12/01/50	37,838	29,080,868
1.500%	01/01/51	3,192	2,454,097
1.500%	02/01/51	86,355	66,370,611
1.500%	03/01/51	15,030	11,555,698
2.000%	TBA	37,500	30,216,164
2.000%	07/01/28	2	2,204
2.000%	09/01/36	1,099	1,015,117
2.000%	07/01/50	110	89,433
2.000%	10/01/50	154	126,485
2.000%	10/01/50	1,227	998,558
2.000%	11/01/50	93	75,421
2.000%	11/01/50	10,349	8,426,210
2.000%	12/01/50	16	13,398
2.000%	12/01/50	10,285	8,372,032
2.000%	01/01/51	11	9,224
2.000%	01/01/51	14,931	12,147,280
2.000%	02/01/51	16	13,346
2.000%	02/01/51	7,249	5,885,873
2.000%	03/01/51	55,349	44,972,592
2.000%	04/01/51	152,349	123,363,523
2.000%	05/01/51	44	35,681
2.000%	05/01/51	7,597	6,170,499
2.000%	07/01/51	24	19,514

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	07/01/51	45	$36,642
2.000%	07/01/51	50	41,236
2.000%	08/01/51	2,906	2,359,116
2.000%	12/01/51	3,008	2,460,661
2.000%	01/01/52	1,255	1,015,331
2.000%	02/01/52	1,932	1,579,144
2.000%	02/01/52	2,412	1,972,922
2.000%	02/01/52	2,556	2,093,028
2.000%	02/01/52	5,461	4,427,236
2.000%	03/01/52	33	27,109
2.000%	03/01/52	1,099	899,653
2.500%	TBA	78,000	65,702,489
2.500%	11/01/29	4	4,125
2.500%	05/01/30	7	6,948
2.500%	01/01/31	37	35,707
2.500%	11/01/34	1,306	1,260,387
2.500%	04/01/37	665	618,799
2.500%	10/01/37	79	73,827
2.500%	07/01/40	32	29,181
2.500%	08/01/46	68	59,136
2.500%	11/01/46	15	13,305
2.500%	02/01/50	7	5,703
2.500%	02/01/50	19	16,271
2.500%	05/01/50	797	673,332
2.500%	06/01/50	609	520,925
2.500%	07/01/50	19	16,332
2.500%	07/01/50	29	24,522
2.500%	07/01/50	153	130,280
2.500%	07/01/50	1,362	1,167,696
2.500%	07/01/50	2,278	1,960,846
2.500%	08/01/50	3,572	3,041,529
2.500%	09/01/50	976	839,182
2.500%	09/01/50	3,418	2,937,402
2.500%	09/01/50	5,672	4,887,901
2.500%	10/01/50	93	80,477
2.500%	11/01/50	1,828	1,555,790
2.500%	12/01/50	9,736	8,260,686
2.500%	01/01/51	537	458,106
2.500%	01/01/51	61,588	52,320,790
2.500%	02/01/51	554	473,245
2.500%	02/01/51	7,337	6,226,655
2.500%	03/01/51	738	627,229
2.500%	04/01/51	531	450,610
2.500%	04/01/51	11,194	9,500,762
2.500%	05/01/51	51	43,580
2.500%	05/01/51	208	175,496
2.500%	05/01/51	267	229,079
2.500%	05/01/51	352	300,894
2.500%	05/01/51	528	445,919
2.500%	05/01/51	672	572,202
2.500%	05/01/51	3,493	2,993,704
2.500%	05/01/51	40,060	33,946,098
2.500%	06/01/51	525	450,471
2.500%	06/01/51	888	764,412
2.500%	06/01/51	2,784	2,379,897
2.500%	06/01/51	14,987	12,728,839
2.500%	07/01/51	5,037	4,271,014
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/01/51	35	$29,948
2.500%	08/01/51	158	134,636
2.500%	08/01/51	190	160,695
2.500%	08/01/51	450	384,248
2.500%	08/01/51	2,092	1,780,564
2.500%	08/01/51	4,047	3,432,989
2.500%	08/01/51	5,211	4,443,081
2.500%	10/01/51	3,717	3,174,266
2.500%	10/01/51	13,785	11,675,723
2.500%	11/01/51	156	133,856
2.500%	11/01/51	2,170	1,837,278
2.500%	12/01/51	73	62,184
2.500%	12/01/51	113	96,053
2.500%	01/01/52	93	79,664
2.500%	01/01/52	93	79,855
2.500%	01/01/52	2,298	1,948,115
2.500%	01/01/52	3,519	2,983,003
2.500%	01/01/52	6,432	5,473,710
2.500%	01/01/52	11,894	10,058,513
2.500%	02/01/52	192	164,148
2.500%	02/01/52	1,156	976,617
2.500%	03/01/52	50	43,047
2.500%	03/01/52	110	94,182
2.500%	03/01/52	153	130,531
2.500%	03/01/52	394	338,684
2.500%	03/01/52	1,390	1,192,296
2.500%	04/01/52	3,146	2,664,132
3.000%	01/01/27	14	13,870
3.000%	08/01/27	2	1,723
3.000%	08/01/27	2	1,875
3.000%	10/01/27	6	5,951
3.000%	11/01/27	2	1,776
3.000%	12/01/27	1	804
3.000%	12/01/27	4	3,670
3.000%	01/01/28	3	3,402
3.000%	02/01/28	3	2,986
3.000%	03/01/28	3	3,413
3.000%	04/01/28	3	3,269
3.000%	05/01/28	4	4,057
3.000%	06/01/28	4	3,934
3.000%	06/01/28	23	22,426
3.000%	07/01/28	4	3,889
3.000%	08/01/28	5	4,619
3.000%	09/01/28	5	5,105
3.000%	10/01/28	3	3,420
3.000%	11/01/28	2	1,831
3.000%	11/01/28	82	80,788
3.000%	01/01/29	4	3,735
3.000%	02/01/29	95	93,168
3.000%	03/01/29	6	6,344
3.000%	03/01/30	17	16,445
3.000%	09/01/32	44	43,222
3.000%	12/01/32	52	50,921
3.000%	03/01/33	19	18,889
3.000%	08/01/33	11	10,970
3.000%	09/01/33	4	4,036
3.000%	12/01/34	24	22,795

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	12/01/34	80	$77,542
3.000%	01/01/35	21	19,830
3.000%	01/01/35	134	129,557
3.000%	05/01/35	1,396	1,344,230
3.000%	06/01/35	302	292,593
3.000%	11/01/36	11	10,593
3.000%	11/01/36	47	44,762
3.000%	12/01/36	14	13,019
3.000%	04/01/37	806	785,672
3.000%	09/01/42	136	124,734
3.000%	10/01/42	123	113,554
3.000%	10/01/42	337	310,298
3.000%	11/01/42	80	73,989
3.000%	11/01/42	82	75,768
3.000%	01/01/43	15	13,955
3.000%	01/01/43	74	68,279
3.000%	02/01/43	3	2,633
3.000%	02/01/43	4	3,274
3.000%	02/01/43	7	6,710
3.000%	02/01/43	14	12,942
3.000%	02/01/43	18	16,921
3.000%	02/01/43	59	54,364
3.000%	02/01/43	110	101,368
3.000%	03/01/43	89	81,614
3.000%	04/01/43	4	3,974
3.000%	04/01/43	1,528	1,404,519
3.000%	05/01/43	1	591
3.000%	05/01/43	8	6,957
3.000%	05/01/43	11	10,479
3.000%	05/01/43	21	19,050
3.000%	05/01/43	33	30,366
3.000%	05/01/43	58	53,096
3.000%	05/01/43	246	225,806
3.000%	07/01/43	70	64,591
3.000%	08/01/43	26	23,528
3.000%	08/01/43	211	192,424
3.000%	09/01/43	350	321,720
3.000%	11/01/43	865	794,758
3.000%	02/01/44	29	26,377
3.000%	12/01/44	1	1,041
3.000%	05/01/45	70	63,854
3.000%	08/01/45	169	154,181
3.000%	05/01/46	1,772	1,596,959
3.000%	06/01/46	352	322,425
3.000%	08/01/46	155	139,505
3.000%	09/01/46	19	16,895
3.000%	10/01/46	83	75,129
3.000%	11/01/46	59	53,140
3.000%	11/01/46	63	57,448
3.000%	11/01/46	80	72,625
3.000%	11/01/46	217	196,864
3.000%	11/01/46	307	278,757
3.000%	11/01/46	588	532,757
3.000%	11/01/46	2,134	1,961,431
3.000%	11/01/46	2,942	2,658,573
3.000%	12/01/46	40	36,226
3.000%	12/01/46	63	57,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	12/01/46	66	$60,085
3.000%	12/01/46	67	60,839
3.000%	01/01/47	46	42,017
3.000%	01/01/47	4,611	4,152,778
3.000%	01/01/47	11,838	10,697,810
3.000%	02/01/47	94	86,346
3.000%	02/01/47	11,403	10,305,001
3.000%	04/01/47	1,411	1,275,016
3.000%	06/01/47	597	543,531
3.000%	07/01/47	4,311	3,896,132
3.000%	12/01/47	829	751,227
3.000%	03/01/48	11	9,755
3.000%	04/01/48	8,756	8,040,520
3.000%	07/01/48	5,643	5,099,912
3.000%	08/01/49	549	497,129
3.000%	09/01/49	3,601	3,218,815
3.000%	11/01/49	131	116,725
3.000%	02/01/50	127	113,713
3.000%	02/01/50	226	202,372
3.000%	02/01/50	18,962	17,154,917
3.000%	05/01/50	22	19,624
3.000%	05/01/50	4,056	3,628,660
3.000%	07/01/50	122	107,051
3.000%	07/01/50	212	189,769
3.000%	07/01/50	658	590,134
3.000%	08/01/50	404	358,324
3.000%	08/01/50	618	547,964
3.000%	09/01/50	27	24,353
3.000%	09/01/50	4,631	4,104,250
3.000%	10/01/50	1,274	1,131,402
3.000%	05/01/51	2,951	2,612,060
3.000%	06/01/51	29	26,154
3.000%	07/01/51	9,580	8,475,528
3.000%	09/01/51	8,811	7,778,266
3.000%	10/01/51	7,009	6,183,040
3.000%	10/01/51	8,672	7,650,008
3.000%	12/01/51	69	61,533
3.000%	12/01/51	128	113,491
3.000%	12/01/51	1,811	1,603,616
3.000%	01/01/52	71	63,225
3.000%	01/01/52	25,088	22,074,788
3.000%	02/01/52	14,478	12,753,586
3.000%	03/01/52	54,156	47,695,871
3.000%	04/01/52	2,522	2,234,957
3.500%	07/01/30	10	10,253
3.500%	08/01/30	63	62,862
3.500%	07/01/32	218	213,626
3.500%	08/01/32	59	58,029
3.500%	01/01/34	3	3,029
3.500%	01/01/34	6	5,451
3.500%	01/01/34	11	11,219
3.500%	01/01/34	17	16,811
3.500%	05/01/34	383	378,615
3.500%	07/01/34	18	18,056
3.500%	07/01/34	56	55,127
3.500%	08/01/34	72	70,600
3.500%	02/01/35	52	50,335

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/37	44	$42,323
3.500%	06/01/38	18	17,415
3.500%	10/01/41	5	4,427
3.500%	12/01/41	39	36,905
3.500%	03/01/42	95	90,394
3.500%	05/01/42	156	147,828
3.500%	06/01/42	68	63,853
3.500%	06/01/42	144	135,961
3.500%	07/01/42	18	16,843
3.500%	07/01/42	75	70,674
3.500%	07/01/42	312	296,011
3.500%	08/01/42	174	163,838
3.500%	09/01/42	288	272,087
3.500%	09/01/42	479	451,737
3.500%	09/01/42	2,424	2,286,758
3.500%	10/01/42	274	258,832
3.500%	11/01/42	44	41,881
3.500%	01/01/43	47	44,563
3.500%	01/01/43	324	305,490
3.500%	04/01/43	37	34,422
3.500%	05/01/43	466	439,166
3.500%	06/01/43	9	8,331
3.500%	06/01/43	187	176,610
3.500%	06/01/43	188	177,080
3.500%	07/01/43	17	15,647
3.500%	07/01/43	61	57,475
3.500%	07/01/43	70	65,626
3.500%	07/01/43	111	104,668
3.500%	07/01/43	339	319,725
3.500%	08/01/43	52	48,463
3.500%	08/01/43	52	48,620
3.500%	08/01/43	58	55,021
3.500%	09/01/43	25	23,622
3.500%	03/01/44	294	277,118
3.500%	03/01/44	1,248	1,181,958
3.500%	07/01/44	30	27,974
3.500%	04/01/45	—(r)	322
3.500%	04/01/45	10	8,958
3.500%	04/01/45	40	37,175
3.500%	04/01/45	448	422,941
3.500%	05/01/45	27	25,824
3.500%	07/01/45	54	51,158
3.500%	09/01/45	55	52,115
3.500%	11/01/45	11	10,354
3.500%	11/01/45	33	31,110
3.500%	12/01/45	95	89,681
3.500%	12/01/45	760	717,738
3.500%	01/01/46	20	19,029
3.500%	01/01/46	311	291,950
3.500%	03/01/46	3	2,406
3.500%	04/01/46	38	35,825
3.500%	05/01/46	101	95,392
3.500%	06/01/46	92	86,302
3.500%	06/01/46	345	324,754
3.500%	02/01/47	309	288,919
3.500%	02/01/47	1,711	1,613,682
3.500%	04/01/47	365	341,888
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	08/01/47	48	$45,117
3.500%	09/01/47	23	21,130
3.500%	10/01/47	99	92,006
3.500%	11/01/47	27	25,489
3.500%	12/01/47	3	3,035
3.500%	12/01/47	19	18,229
3.500%	01/01/48	122	114,687
3.500%	02/01/48	17	16,342
3.500%	02/01/48	563	523,485
3.500%	03/01/48	2,074	1,939,291
3.500%	05/01/49	19	17,489
3.500%	06/01/49	533	498,020
3.500%	10/01/49	92	85,908
3.500%	01/01/50	4,259	3,958,746
3.500%	01/01/50	7,251	6,839,214
3.500%	05/01/50	141	129,998
3.500%	07/01/50	1,121	1,037,637
3.500%	08/01/50	139	129,322
3.500%	07/01/51	4,649	4,279,182
3.500%	02/01/52	25,172	23,169,948
3.500%	03/01/52	20,977	19,236,933
3.500%	04/01/52	32,758	29,981,628
3.500%	05/01/52	20	18,508
3.500%	05/01/52	151	137,718
3.500%	05/01/52	42,250	38,669,532
3.500%	06/01/52	22,900	21,046,761
3.500%	08/01/52	43	39,165
4.000%	11/01/31	14	13,626
4.000%	07/01/35	554	552,900
4.000%	06/01/39	124	123,348
4.000%	09/01/40	230	224,961
4.000%	11/01/40	29	27,903
4.000%	11/01/40	215	209,333
4.000%	12/01/40	268	258,219
4.000%	01/01/41	31	30,609
4.000%	01/01/41	175	170,581
4.000%	02/01/41	10	9,857
4.000%	02/01/41	19	18,513
4.000%	02/01/41	25	24,494
4.000%	02/01/41	41	39,504
4.000%	02/01/41	108	105,092
4.000%	02/01/41	372	362,298
4.000%	03/01/41	285	277,968
4.000%	04/01/41	94	91,771
4.000%	01/01/42	8	8,230
4.000%	01/01/42	134	128,846
4.000%	02/01/42	15	14,404
4.000%	02/01/42	97	92,901
4.000%	02/01/42	152	148,281
4.000%	01/01/43	7	6,456
4.000%	10/01/43	61	59,310
4.000%	03/01/44	93	90,334
4.000%	02/01/45	215	208,389
4.000%	03/01/45	88	85,136
4.000%	05/01/45	73	70,762
4.000%	07/01/45	36	34,873
4.000%	09/01/45	69	65,791

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/45	36	$35,030
4.000%	11/01/45	4	3,841
4.000%	12/01/45	62	58,855
4.000%	01/01/46	26	24,772
4.000%	02/01/46	32	30,519
4.000%	03/01/46	9	8,466
4.000%	03/01/46	222	216,137
4.000%	03/01/46	237	230,510
4.000%	04/01/46	34	32,809
4.000%	07/01/46	26	25,518
4.000%	09/01/46	59	56,311
4.000%	12/01/46	4	3,492
4.000%	02/01/47	1,426	1,372,171
4.000%	07/01/47	752	724,282
4.000%	09/01/47	232	222,549
4.000%	10/01/47	44	42,774
4.000%	10/01/47	872	839,136
4.000%	11/01/47	214	206,296
4.000%	12/01/47	53	50,368
4.000%	10/01/48	877	847,144
4.000%	11/01/48	170	163,267
4.000%	12/01/49	241	230,834
4.000%	08/01/51	3,328	3,154,660
4.000%	04/01/52	13,409	12,650,598
4.000%	05/01/52	35	32,930
4.000%	05/01/52	128,895	121,801,736
4.000%	08/01/52	7,667	7,330,211
4.000%	04/01/53	7,557	7,158,487
4.500%	09/01/35	7	6,848
4.500%	03/01/39	58	59,252
4.500%	05/01/39	238	240,006
4.500%	06/01/39	31	31,621
4.500%	08/01/39	82	82,581
4.500%	09/01/39	104	104,586
4.500%	11/01/39	28	28,224
4.500%	12/01/39	148	148,509
4.500%	12/01/39	370	372,115
4.500%	03/01/40	3	3,397
4.500%	04/01/40	227	227,627
4.500%	07/01/40	25	25,079
4.500%	08/01/40	18	18,342
4.500%	09/01/40	263	263,950
4.500%	10/01/40	10	10,275
4.500%	11/01/40	374	374,819
4.500%	12/01/40	28	27,963
4.500%	12/01/40	44	43,918
4.500%	12/01/40	196	196,652
4.500%	12/01/40	371	371,795
4.500%	02/01/41	42	41,898
4.500%	02/01/41	45	44,838
4.500%	02/01/41	65	65,242
4.500%	02/01/41	117	117,020
4.500%	04/01/41	381	381,630
4.500%	05/01/41	4	4,421
4.500%	05/01/41	9	8,916
4.500%	05/01/41	361	361,559
4.500%	06/01/41	26	26,220
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/41	31	$30,549
4.500%	08/01/41	6	5,733
4.500%	10/01/41	5	4,874
4.500%	10/01/41	7	6,833
4.500%	11/01/41	5	5,276
4.500%	11/01/41	113	112,640
4.500%	04/01/42	49	48,988
4.500%	08/01/42	12	12,225
4.500%	09/01/42	9	8,570
4.500%	09/01/42	16	16,485
4.500%	10/01/42	68	68,250
4.500%	09/01/43	16	15,884
4.500%	11/01/43	16	15,677
4.500%	01/01/44	11	11,296
4.500%	01/01/44	32	31,418
4.500%	04/01/44	18	17,566
4.500%	06/01/44	21	20,863
4.500%	10/01/44	60	59,293
4.500%	02/01/45	15	14,661
4.500%	02/01/45	31	31,100
4.500%	10/01/45	34	34,448
4.500%	10/01/45	455	453,326
4.500%	02/01/46	56	55,979
4.500%	03/01/46	11	11,381
4.500%	03/01/46	53	53,336
4.500%	06/01/46	7	7,278
4.500%	07/01/46	37	36,673
4.500%	11/01/46	24	23,897
4.500%	12/01/46	31	30,910
4.500%	01/01/47	9	8,427
4.500%	01/01/47	13	12,968
4.500%	02/01/47	15	15,278
4.500%	05/01/47	78	77,813
4.500%	11/01/47	613	605,105
4.500%	06/01/48	330	325,872
4.500%	08/01/48	130	127,858
4.500%	12/01/48	457	450,585
4.500%	12/01/48	2,272	2,239,416
4.500%	09/01/49	2,212	2,186,537
4.500%	11/01/49	4	3,895
4.500%	01/01/50	108	106,220
4.500%	05/01/50	92	90,142
4.500%	05/01/52	1,009	983,376
4.500%	06/01/52	53,846	52,481,530
5.000%	10/01/33	4	3,821
5.000%	11/01/33	1	925
5.000%	11/01/33	22	22,148
5.000%	04/01/34	2	2,444
5.000%	07/01/34	3	2,578
5.000%	10/01/34	1	1,365
5.000%	03/01/35	106	108,714
5.000%	04/01/35	12	12,125
5.000%	04/01/35	119	121,818
5.000%	05/01/35	14	14,061
5.000%	06/01/35	4	3,750
5.000%	06/01/35	7	6,862
5.000%	06/01/35	14	14,432

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/35	1	$806
5.000%	07/01/35	3	2,661
5.000%	07/01/35	3	3,507
5.000%	09/01/35	9	8,975
5.000%	10/01/35	23	23,407
5.000%	10/01/35	93	95,310
5.000%	10/01/35	198	203,155
5.000%	03/01/36	35	36,045
5.000%	12/01/36	3	3,342
5.000%	12/01/36	121	123,590
5.000%	07/01/37	2	2,179
5.000%	07/01/37	320	324,640
5.000%	02/01/38	12	12,521
5.000%	05/01/38	85	86,434
5.000%	06/01/39	10	10,736
5.000%	06/01/39	47	47,996
5.000%	06/01/40	22	22,667
5.000%	06/01/40	41	42,294
5.000%	06/01/40	54	55,048
5.000%	08/01/40	81	83,411
5.000%	04/01/41	179	183,471
5.000%	06/01/41	10	10,630
5.000%	06/01/41	26	26,457
5.000%	07/01/41	60	61,443
5.000%	08/01/41	4	3,832
5.000%	09/01/41	72	73,460
5.000%	10/01/41	43	43,564
5.000%	01/01/42	90	92,227
5.000%	02/01/42	39	39,861
5.000%	05/01/42	59	60,796
5.000%	07/01/42	121	123,847
5.000%	11/01/44	161	165,337
5.000%	07/01/45	443	453,989
5.000%	12/01/47	784	802,646
5.000%	02/01/49	474	480,025
5.000%	05/01/52	3,578	3,567,183
5.000%	06/01/52	10,437	10,402,691
5.000%	07/01/52	31,134	31,030,639
5.000%	08/01/52	836	835,859
5.000%	08/01/52	22,417	22,342,012
5.000%	10/01/52	42	42,331
5.000%	10/01/52	2,977	2,966,936
5.311%	08/01/41	37	37,904
5.500%	TBA	134,000	135,014,904
5.500%	04/01/34	2	2,130
5.500%	09/01/34	46	46,847
5.500%	11/01/34	4	3,603
5.500%	12/01/34	12	12,452
5.500%	02/01/35	5	5,036
5.500%	04/01/35	8	8,038
5.500%	11/01/35	9	9,021
5.500%	11/01/35	44	45,351
5.500%	12/01/35	12	12,267
5.500%	12/01/35	54	56,108
5.500%	01/01/36	2	1,708
5.500%	01/01/36	13	14,018
5.500%	03/01/36	2	2,238
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/01/36	3	$2,644
5.500%	05/01/36	53	55,664
5.500%	05/01/36	114	118,218
5.500%	07/01/36	248	257,350
5.500%	11/01/36	1	1,093
5.500%	08/01/37	3	2,920
5.500%	08/01/37	12	12,339
5.500%	08/01/37	17	17,917
5.500%	08/01/37	69	71,304
5.500%	08/01/37	118	121,326
5.500%	08/01/37	129	133,903
5.500%	09/01/37	50	52,193
5.500%	02/01/38	17	17,967
5.500%	02/01/38	115	119,864
5.500%	09/01/38	67	69,229
5.500%	04/01/39	36	37,970
5.500%	05/01/39	39	40,114
5.500%	03/01/40	69	71,385
5.500%	09/01/41	—(r)	457
5.500%	09/01/41	113	117,859
5.500%	07/01/52	832	842,783
5.500%	08/01/52	199	201,548
5.500%	10/01/52	258	261,887
5.500%	11/01/52	2,919	2,965,698
5.500%	11/01/52	87,063	88,420,861
5.500%	03/01/53	1,067	1,080,813
5.500%	07/01/55	40,878	41,229,939
6.000%	11/01/32	3	2,666
6.000%	03/01/33	2	2,556
6.000%	04/01/33	3	2,955
6.000%	02/01/34	61	63,815
6.000%	08/01/34	2	2,235
6.000%	11/01/34	2	1,910
6.000%	11/01/34	115	119,043
6.000%	04/01/35	2	2,374
6.000%	04/01/35	2	2,621
6.000%	11/01/35	21	21,820
6.000%	12/01/35	4	4,308
6.000%	02/01/36	157	163,470
6.000%	04/01/36	—(r)	15
6.000%	05/01/36	37	38,976
6.000%	05/01/36	45	47,061
6.000%	06/01/36	5	5,028
6.000%	09/01/36	5	4,796
6.000%	09/01/36	300	311,677
6.000%	11/01/36	10	10,776
6.000%	12/01/36	2	2,134
6.000%	01/01/37	—(r)	17
6.000%	01/01/37	4	4,405
6.000%	02/01/37	3	3,498
6.000%	02/01/37	38	40,150
6.000%	03/01/37	18	18,466
6.000%	03/01/37	105	110,671
6.000%	03/01/37	258	271,396
6.000%	05/01/37	—(r)	82
6.000%	05/01/37	2	2,090
6.000%	06/01/37	5	5,274

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/37	34	$35,750
6.000%	08/01/37	193	200,775
6.000%	10/01/37	4	4,572
6.000%	02/01/38	13	14,024
6.000%	03/01/38	168	176,667
6.000%	04/01/38	6	6,367
6.000%	05/01/38	39	41,137
6.000%	08/01/38	6	6,219
6.000%	09/01/38	7	7,132
6.000%	10/01/38	33	35,214
6.000%	12/01/38	2	1,641
6.000%	04/01/39	2	2,469
6.000%	06/01/39	41	43,312
6.000%	09/01/39	194	204,476
6.000%	10/01/39	51	54,224
6.000%	01/01/40	2	2,147
6.000%	02/01/40	24	25,522
6.000%	10/01/40	44	46,804
6.000%	07/01/41	34	35,768
6.000%	09/01/52	7,622	7,823,842
6.000%	11/01/52	6,930	7,116,519
6.000%	12/01/52	15,932	16,388,621
6.000%	01/01/53	2,371	2,459,060
6.000%	02/01/53	2,696	2,793,638
6.000%	05/01/53	1,235	1,278,184
6.000%	08/01/54	2,684	2,764,792
6.000%	12/01/54	16,606	16,977,879
6.500%	07/01/32	1	1,456
6.500%	07/01/32	10	10,282
6.500%	07/01/32	17	17,783
6.500%	12/01/32	2	1,913
6.500%	12/01/32	4	4,306
6.500%	07/01/35	5	5,119
6.500%	12/01/35	41	42,407
6.500%	07/01/36	1	859
6.500%	07/01/36	177	187,647
6.500%	08/01/36	7	6,980
6.500%	08/01/36	28	29,810
6.500%	08/01/36	36	37,383
6.500%	09/01/36	19	20,293
6.500%	09/01/36	81	86,272
6.500%	10/01/36	2	2,353
6.500%	10/01/36	40	42,433
6.500%	11/01/36	2	2,243
6.500%	11/01/36	4	3,733
6.500%	12/01/36	1	1,120
6.500%	10/01/37	32	34,380
6.500%	10/01/37	131	138,578
6.500%	08/01/38	13	13,269
6.500%	06/01/39	10	10,697
6.500%	10/01/39	52	55,580
6.500%	05/01/40	46	48,758
6.500%	05/01/40	52	55,300
6.500%	01/01/53	3,856	3,990,161
6.783%(cc)	02/01/39	10	10,419
7.000%	01/01/31	—(r)	28
7.000%	04/01/32	—(r)	34
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	04/01/37	14	$14,633
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1	1,405
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.846%, Floor 1.523%)
6.317%(c)	07/01/35	1	754
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.613% (Cap 10.260%, Floor 1.613%)
6.360%(c)	12/01/35	3	3,295
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
6.280%(c)	08/01/37	1	849
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
6.700%(c)	11/01/37	8	7,743
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.700%, Floor 1.800%)
6.636%(c)	01/01/42	31	31,678
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.534%, Floor 1.806%)
6.645%(c)	12/01/40	35	36,221
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.594%, Floor 1.818%)
6.713%(c)	02/01/42	7	7,009
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.876% (Cap 11.081%, Floor 1.876%)
6.501%(c)	08/01/36	2	2,191
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.892%(c)	12/01/35	—(r)	405
Government National Mortgage Assoc.
1.500%	12/20/36	241	217,785
1.500%	01/20/37	332	299,559
1.500%	05/20/37	546	492,749
2.000%	10/20/50	1,037	857,806
2.000%	12/20/50	14,782	12,221,174
2.000%	01/20/51	7,549	6,243,609
2.000%	02/20/51	35,392	29,303,600
2.000%	03/20/51	2,161	1,789,286
2.000%	07/20/51	4,091	3,382,271
2.000%	08/20/51	4,798	3,966,601
2.000%	01/20/52	264	218,433
2.500%	08/20/50	1,240	1,068,540
2.500%	03/20/51	9,153	7,886,919
2.500%	05/20/51	5,947	5,122,113
2.500%	09/20/51	49,270	42,437,770
3.000%	10/15/42	14	12,983
3.000%	12/15/42	4	3,931
3.000%	05/15/43	12	10,832
3.000%	06/15/43	1	1,228
3.000%	07/15/43	27	24,998
3.000%	08/20/43	314	288,146
3.000%	09/20/43	300	274,812
3.000%	01/20/44	33	29,955
3.000%	02/20/44	106	97,136
3.000%	05/20/45	1,806	1,640,572

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/20/45	118	$106,860
3.000%	05/20/46	49	44,181
3.000%	05/20/46	106	94,670
3.000%	05/20/46	298	270,267
3.000%	06/20/46	130	118,212
3.000%	06/20/46	268	239,559
3.000%	07/20/46	67	60,137
3.000%	07/20/46	93	83,456
3.000%	07/20/46	145	131,098
3.000%	07/20/46	147	131,589
3.000%	07/20/46	302	270,559
3.000%	07/20/46	310	277,115
3.000%	08/20/46	85	76,011
3.000%	08/20/46	134	120,004
3.000%	08/20/46	142	127,531
3.000%	09/20/46	67	59,887
3.000%	09/20/46	76	67,947
3.000%	09/20/46	81	73,832
3.000%	10/20/46	2,550	2,307,535
3.000%	11/20/46	657	595,508
3.000%	09/20/47	10	8,805
3.000%	08/20/49	206	182,039
3.000%	10/20/49	437	385,514
3.000%	12/20/49	6	5,193
3.000%	01/20/50	10	9,087
3.000%	05/20/50	897	794,306
3.000%	07/20/50	208	184,016
3.000%	06/20/51	738	659,234
3.000%	08/20/51	37,925	33,888,207
3.000%	09/20/51	33,718	30,128,860
3.000%	10/20/51	3,375	3,016,230
3.000%	11/20/51	22,750	20,328,170
3.500%	09/15/41	28	26,100
3.500%	11/15/41	20	18,536
3.500%	01/15/42	3	3,252
3.500%	01/15/42	60	55,584
3.500%	02/15/42	20	18,373
3.500%	03/15/42	71	66,076
3.500%	03/20/42	8	7,971
3.500%	05/15/42	21	19,598
3.500%	05/20/42	13	11,986
3.500%	06/15/42	14	13,054
3.500%	06/20/42	145	137,122
3.500%	07/15/42	5	4,337
3.500%	07/15/42	13	12,112
3.500%	07/15/42	26	24,466
3.500%	07/15/42	32	29,468
3.500%	08/20/42	243	231,017
3.500%	11/20/42	5	4,316
3.500%	12/20/42	126	119,986
3.500%	01/15/43	14	12,885
3.500%	01/20/43	25	24,000
3.500%	02/15/43	18	17,279
3.500%	02/20/43	8	7,979
3.500%	03/20/43	309	284,210
3.500%	03/20/43	1,463	1,383,313
3.500%	04/15/43	30	28,156
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/20/43	41	$38,688
3.500%	05/15/43	4	4,202
3.500%	05/20/43	777	734,921
3.500%	07/15/43	82	77,103
3.500%	08/20/43	9	8,725
3.500%	09/20/43	33	30,647
3.500%	10/15/43	5	4,714
3.500%	11/15/43	426	398,601
3.500%	12/15/43	115	107,410
3.500%	01/15/44	18	16,947
3.500%	03/20/44	1	1,121
3.500%	10/20/44	48	43,841
3.500%	02/15/45	52	48,891
3.500%	02/20/45	168	153,752
3.500%	07/20/45	92	85,950
3.500%	10/20/45	5	4,925
3.500%	02/20/46	18	16,693
3.500%	03/20/46	700	649,917
3.500%	04/20/46	9	7,962
3.500%	04/20/46	25	23,185
3.500%	05/20/46	2	2,279
3.500%	05/20/46	2	2,302
3.500%	05/20/46	5	4,541
3.500%	05/20/46	5	4,743
3.500%	05/20/46	7	6,313
3.500%	05/20/46	10	9,284
3.500%	05/20/46	62	58,094
3.500%	06/20/46	6	5,229
3.500%	06/20/46	7	6,126
3.500%	06/20/46	7	6,242
3.500%	06/20/46	7	6,746
3.500%	06/20/46	25	23,082
3.500%	06/20/46	1,753	1,631,256
3.500%	07/20/46	159	146,836
3.500%	07/20/46	502	464,198
3.500%	09/20/46	161	150,069
3.500%	10/20/46	1,880	1,747,644
3.500%	11/20/46	91	84,938
3.500%	07/20/47	51	47,078
3.500%	12/20/47	1,364	1,271,840
3.500%	02/20/48	55	51,241
3.500%	02/20/48	77	70,848
3.500%	08/20/48	836	776,178
3.500%	09/20/48	1,427	1,323,308
3.500%	12/20/49	1	891
3.500%	12/20/49	3	2,810
3.500%	12/20/49	4	3,552
3.500%	01/20/50	618	568,816
3.500%	03/20/50	1,196	1,103,985
3.500%	04/20/50	156	143,246
3.500%	05/20/50	233	214,115
3.500%	11/20/50	254	234,195
3.500%	10/20/51	8,744	8,020,639
3.500%	12/20/51	76,834	70,503,955
3.500%	01/20/52	15,202	13,983,471
3.500%	03/20/52	25,217	23,215,056
3.500%	04/20/52	1,544	1,416,065

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	11/20/25	—(r)	$203
4.000%	01/20/26	—(r)	198
4.000%	01/20/40	95	91,859
4.000%	10/20/40	99	95,486
4.000%	02/15/41	2	2,270
4.000%	02/20/41	127	123,167
4.000%	03/15/41	2	2,112
4.000%	03/20/41	101	97,936
4.000%	05/20/41	200	193,189
4.000%	10/15/41	11	10,497
4.000%	10/15/41	40	38,929
4.000%	10/15/41	44	42,591
4.000%	10/20/41	281	272,409
4.000%	11/20/41	39	37,850
4.000%	12/20/41	19	18,468
4.000%	04/20/42	11	10,378
4.000%	09/20/42	19	18,318
4.000%	11/20/42	17	16,046
4.000%	08/20/43	7	7,082
4.000%	01/20/44	36	34,301
4.000%	02/20/44	11	10,777
4.000%	03/20/45	1,121	1,078,402
4.000%	08/20/45	73	70,074
4.000%	09/20/45	789	758,514
4.000%	01/20/46	19	18,014
4.000%	05/20/46	23	21,601
4.000%	12/20/46	376	359,385
4.000%	01/15/47	8	7,741
4.000%	01/15/47	8	7,780
4.000%	06/20/47	1,578	1,510,049
4.000%	07/20/47	32	30,924
4.000%	09/20/47	730	698,033
4.000%	12/20/47	173	165,062
4.000%	01/20/48	257	243,046
4.000%	01/20/48	1,130	1,079,643
4.000%	02/20/49	167	159,545
4.000%	05/20/49	69	65,006
4.000%	10/20/50	1,561	1,487,923
4.000%	04/20/52	5,029	4,768,985
4.000%	06/20/52	32,884	31,246,698
4.000%	08/20/52	14,089	13,380,395
4.500%	04/20/35	5	4,738
4.500%	05/15/39	3	2,620
4.500%	08/15/39	17	17,161
4.500%	09/15/39	93	92,827
4.500%	09/20/39	1	1,242
4.500%	10/15/39	7	7,179
4.500%	11/15/39	4	3,520
4.500%	11/15/39	6	5,671
4.500%	11/20/39	26	26,555
4.500%	02/15/40	11	11,087
4.500%	02/20/40	230	231,142
4.500%	03/15/40	22	22,336
4.500%	05/20/40	433	435,628
4.500%	06/15/40	1	1,137
4.500%	06/15/40	9	9,098
4.500%	06/15/40	11	10,493
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/15/40	34	$33,623
4.500%	06/15/40	103	102,964
4.500%	07/15/40	1	952
4.500%	07/15/40	3	2,824
4.500%	08/15/40	15	14,604
4.500%	09/15/40	49	49,136
4.500%	09/20/40	109	110,080
4.500%	10/15/40	5	4,927
4.500%	11/20/40	58	58,625
4.500%	12/20/40	262	263,193
4.500%	01/20/41	11	11,405
4.500%	02/20/41	257	258,636
4.500%	03/15/41	41	40,709
4.500%	03/20/41	289	290,434
4.500%	05/20/41	1	722
4.500%	05/20/41	19	18,998
4.500%	06/20/41	3	3,299
4.500%	07/20/41	35	35,573
4.500%	08/20/41	221	222,565
4.500%	11/20/41	580	583,882
4.500%	02/20/42	1	869
4.500%	05/20/42	6	5,981
4.500%	06/20/43	1	1,091
4.500%	06/20/44	1	1,011
4.500%	10/20/44	1	987
4.500%	01/20/45	1	903
4.500%	09/15/45	173	171,536
4.500%	01/20/46	129	127,531
4.500%	03/20/46	2	1,506
4.500%	05/20/46	1	1,138
4.500%	07/20/46	51	50,181
4.500%	08/20/46	85	84,811
4.500%	09/20/46	70	69,859
4.500%	11/20/46	65	64,996
4.500%	01/20/47	187	185,495
4.500%	03/20/47	131	130,030
4.500%	08/20/48	278	274,571
4.500%	09/20/48	45	43,567
4.500%	04/20/49	24	23,988
4.500%	09/20/49	344	334,052
4.500%	07/20/52	18,102	17,692,236
4.500%	08/20/52	66,832	65,307,782
4.500%	10/20/52	3,116	3,043,900
5.000%	01/20/33	—(r)	440
5.000%	05/20/33	3	2,979
5.000%	11/15/33	1	1,219
5.000%	03/20/34	—(r)	323
5.000%	05/15/34	44	44,737
5.000%	12/20/34	2	2,541
5.000%	02/20/35	2	2,228
5.000%	03/20/35	2	1,838
5.000%	06/20/35	—(r)	340
5.000%	08/20/35	2	1,675
5.000%	12/20/35	2	2,327
5.000%	01/20/36	1	689
5.000%	03/20/36	3	3,195
5.000%	04/15/39	2	2,398

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	04/20/39	3	$2,696
5.000%	07/20/39	40	40,979
5.000%	08/15/39	3	3,158
5.000%	09/15/39	33	33,676
5.000%	10/15/39	6	6,454
5.000%	10/15/39	22	22,942
5.000%	10/20/39	2	2,086
5.000%	12/15/39	4	4,300
5.000%	01/15/40	4	3,698
5.000%	02/15/40	64	65,373
5.000%	02/15/40	66	67,367
5.000%	04/15/40	31	31,039
5.000%	05/20/40	169	173,641
5.000%	06/15/40	20	20,318
5.000%	06/15/40	25	25,965
5.000%	06/20/40	122	125,746
5.000%	07/15/40	3	2,895
5.000%	08/15/40	7	7,095
5.000%	08/20/40	95	96,904
5.000%	09/15/40	5	5,333
5.000%	09/15/40	5	5,378
5.000%	09/20/40	61	62,564
5.000%	10/20/40	20	20,156
5.000%	11/20/40	11	10,806
5.000%	03/20/41	125	127,539
5.000%	06/20/41	7	6,912
5.000%	08/20/41	136	139,502
5.000%	08/20/42	1	1,058
5.000%	11/20/42	8	7,829
5.000%	06/20/47	147	149,676
5.000%	07/20/47	26	25,991
5.000%	08/20/47	10	9,861
5.000%	10/20/47	18	18,036
5.000%	11/20/47	92	94,065
5.000%	02/20/48	16	16,753
5.000%	04/20/48	60	61,484
5.000%	05/20/48	6	5,818
5.000%	06/20/48	20	19,678
5.000%	06/20/48	99	99,612
5.000%	09/20/48	588	595,837
5.000%	12/20/48	435	441,256
5.000%	05/20/49	29	29,488
5.000%	08/20/52	4,309	4,312,056
5.000%	09/20/52	2,885	2,887,114
5.000%	10/20/52	1,458	1,458,558
5.000%	11/20/52	744	744,054
5.000%	12/20/52	584	585,041
5.000%	03/20/53	2,265	2,265,171
5.500%	TBA	61,000	61,411,088
5.500%	10/20/32	—(r)	371
5.500%	03/20/34	1	1,274
5.500%	01/20/36	259	267,352
5.500%	08/20/38	4	3,978
5.500%	03/20/48	145	149,473
5.500%	04/20/48	109	112,693
5.500%	05/20/48	97	99,323
5.500%	09/20/48	1	1,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	10/20/48	29	$29,647
5.500%	11/20/48	139	142,190
5.500%	12/20/48	488	500,993
5.500%	01/20/49	119	121,636
5.500%	03/20/49	150	153,745
5.500%	04/20/49	8	8,258
5.500%	06/20/52	202	205,697
6.000%	12/20/38	408	428,355
6.000%	05/15/40	119	125,493
6.000%	10/20/52	784	803,853
6.000%	11/20/52	1,488	1,525,454
6.000%	02/20/53	9,518	9,754,423
6.000%	04/20/53	8,069	8,264,625
6.000%	09/20/54	4,656	4,743,870
6.500%	TBA	12,500	12,836,789
6.500%	03/20/54	6,334	6,518,107
7.000%	02/20/29	3	2,911
8.500%	06/15/26	—(r)	2
Resolution Funding Corp. Principal Strips, Bonds
4.353%(s)	04/15/30	230	192,302
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	146,024
4.148%(s)	09/15/30	138	111,928

Total U.S. Government Agency Obligations (cost $3,246,405,105)			3,248,065,070
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
4.000%	11/15/42(k)	50,095	46,314,393
4.500%	02/15/44	20,670	20,214,614
4.750%	11/15/43(h)(k)	32,900	33,249,562
4.750%	05/15/55(kk)	24,890	24,967,781
4.875%	08/15/45	480	490,725
U.S. Treasury Notes
3.375%	09/15/28	6,460	6,416,092
3.625%	08/31/27	9,180	9,180,000
3.625%	09/30/30	90	89,543
3.875%	09/30/32	240	239,213
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42(k)	1,060	460,995

Total U.S. Treasury Obligations (cost $145,192,487)			141,622,918

Shares
Common Stock — 0.1%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*(x)	313,445	5,224,188
(cost $380,103)

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Preferred Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^(x)	20,412	$247,028
(cost $72,070)

Total Long-Term Investments (cost $10,098,542,489)		10,308,659,023
Short-Term Investments — 2.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	60,181,257	60,181,257
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $156,761,464; includes $156,102,479 of cash collateral for securities on loan)(b)(wb)	156,891,975	156,797,840

Total Short-Term Investments (cost $216,942,721)		216,979,097

TOTAL INVESTMENTS—104.0% (cost $10,315,485,210)		10,525,638,120

Liabilities in excess of other assets(z) — (4.0)%		(404,955,576)

Net Assets — 100.0%		$10,120,682,544

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,149,813 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,786,297; cash collateral of $156,102,479 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$87	$87	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	58	1	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	72,070	247,028	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	380,103	5,224,188	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	9,990,000	10,249,241	0.1
Total		$10,442,318	$15,720,545	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,116	2 Year U.S. Treasury Notes	Dec. 2025	$232,572,657	$202,110
1,553	10 Year U.S. Treasury Notes	Dec. 2025	174,712,500	(1,091,758)
229	10 Year U.S. Ultra Treasury Notes	Dec. 2025	26,352,892	(53,973)
908	20 Year U.S. Treasury Bonds	Dec. 2025	105,867,125	1,001,067
4,344	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	521,551,500	11,933,754
				11,991,200
Short Positions:
364	5 Year Euro-Bobl	Dec. 2025	50,346,598	88,158
1,972	5 Year U.S. Treasury Notes	Dec. 2025	215,333,151	(39,415)
113	10 Year Euro-Bund	Dec. 2025	17,057,080	(1,498)
				47,245
				$12,038,445
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	16,633	$22,504,291	$22,369,836	$—	$(134,455)
Canadian Dollar,
Expiring 10/02/25	MSI	CAD	4,603	3,331,422	3,307,568	—	(23,854)
Euro,
Expiring 10/02/25	BNY	EUR	128,577	151,762,282	150,974,136	—	(788,146)
				$177,597,995	$176,651,540	—	(946,455)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	TD	GBP	16,633	$22,464,356	$22,369,836	$94,520	$—
Expiring 11/05/25	MSI	GBP	16,633	22,507,818	22,373,446	134,372	—
A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/02/25	MSI	CAD	4,603	$3,334,866	$3,307,568	$27,298	$—
Expiring 11/05/25	MSI	CAD	4,603	3,336,810	3,313,189	23,621	—
Euro,
Expiring 10/02/25	BNY	EUR	110,881	130,070,686	130,195,897	—	(125,211)
Expiring 10/02/25	TD	EUR	17,696	20,990,100	20,778,238	211,862	—
Expiring 11/05/25	BNY	EUR	128,577	152,073,180	151,289,516	783,664	—
				$354,777,816	$353,627,690	1,275,337	(125,211)
						$1,275,337	$(1,071,666)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/30	1.000%(Q)	2,000	$223,453	$50	$223,403	MSI
Dominican Republic (D01)	06/20/30	1.000%(Q)	2,000	26,514	50	26,464	MSI
Emirate of Abu Dhabi (D01)	06/20/30	1.000%(Q)	2,000	(63,530)	50	(63,580)	MSI
Federal Republic of Nigeria (D01)	06/20/30	1.000%(Q)	2,000	232,804	50	232,754	MSI
Federation of Malaysia (D01)	06/20/30	1.000%(Q)	3,000	(79,883)	75	(79,958)	MSI
Federative Republic of Brazil (D01)	06/20/30	1.000%(Q)	9,000	90,289	225	90,064	MSI
Kingdom of Bahrain (D01)	06/20/30	1.000%(Q)	2,000	43,908	50	43,858	MSI
Kingdom of Morocco (D01)	06/20/30	1.000%(Q)	2,000	(29,053)	50	(29,103)	MSI
Kingdom of Saudi Arabia (D01)	06/20/30	1.000%(Q)	5,000	(80,620)	125	(80,745)	MSI
People’s Republic of China (D01)	06/20/30	1.000%(Q)	9,000	(256,069)	225	(256,294)	MSI
Republic of Argentina (D01)	06/20/30	1.000%(Q)	2,000	853,164	50	853,114	MSI
Republic of Chile (D01)	06/20/30	1.000%(Q)	6,000	(141,212)	150	(141,362)	MSI
Republic of Colombia (D01)	06/20/30	1.000%(Q)	7,000	223,585	175	223,410	MSI
Republic of Indonesia (D01)	06/20/30	1.000%(Q)	8,000	(84,841)	200	(85,041)	MSI
Republic of Ivory Coast (D01)	06/20/30	1.000%(Q)	2,000	173,890	50	173,840	MSI
Republic of Panama (D01)	06/20/30	1.000%(Q)	2,000	24,717	50	24,667	MSI
Republic of Peru (D01)	06/20/30	1.000%(Q)	3,000	(47,660)	75	(47,735)	MSI
Republic of Philippines (D01)	06/20/30	1.000%(Q)	3,000	(59,149)	75	(59,224)	MSI
Republic of South Africa (D01)	06/20/30	1.000%(Q)	9,000	192,722	225	192,497	MSI
Republic of Turkey (D01)	06/20/30	1.000%(Q)	9,000	518,769	225	518,544	MSI
Sultanate of Oman (D01)	06/20/30	1.000%(Q)	2,000	(29,631)	50	(29,681)	MSI
United Mexican States (D01)	06/20/30	1.000%(Q)	9,000	(69,209)	225	(69,434)	MSI
Arab Republic of Egypt (D02)	06/20/30	1.000%(Q)	2,000	223,453	50	223,403	BARC
Dominican Republic (D02)	06/20/30	1.000%(Q)	2,000	26,514	50	26,464	BARC
Emirate of Abu Dhabi (D02)	06/20/30	1.000%(Q)	2,000	(63,530)	50	(63,580)	BARC
Federal Republic of Nigeria (D02)	06/20/30	1.000%(Q)	2,000	232,804	50	232,754	BARC
Federation of Malaysia (D02)	06/20/30	1.000%(Q)	3,000	(79,883)	75	(79,958)	BARC
Federative Republic of Brazil (D02)	06/20/30	1.000%(Q)	9,000	90,289	225	90,064	BARC
Kingdom of Bahrain (D02)	06/20/30	1.000%(Q)	2,000	43,908	50	43,858	BARC
Kingdom of Morocco (D02)	06/20/30	1.000%(Q)	2,000	(29,053)	50	(29,103)	BARC
Kingdom of Saudi Arabia (D02)	06/20/30	1.000%(Q)	5,000	(80,620)	125	(80,745)	BARC
A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D02)	06/20/30	1.000%(Q)	9,000	$(256,069)	$225	$(256,294)	BARC
Republic of Argentina (D02)	06/20/30	1.000%(Q)	2,000	853,164	50	853,114	BARC
Republic of Chile (D02)	06/20/30	1.000%(Q)	6,000	(141,212)	150	(141,362)	BARC
Republic of Colombia (D02)	06/20/30	1.000%(Q)	7,000	223,585	175	223,410	BARC
Republic of Indonesia (D02)	06/20/30	1.000%(Q)	8,000	(84,841)	200	(85,041)	BARC
Republic of Ivory Coast (D02)	06/20/30	1.000%(Q)	2,000	173,890	50	173,840	BARC
Republic of Panama (D02)	06/20/30	1.000%(Q)	2,000	24,717	50	24,667	BARC
Republic of Peru (D02)	06/20/30	1.000%(Q)	3,000	(47,660)	75	(47,735)	BARC
Republic of Philippines (D02)	06/20/30	1.000%(Q)	3,000	(59,149)	75	(59,224)	BARC
Republic of South Africa (D02)	06/20/30	1.000%(Q)	9,000	192,722	225	192,497	BARC
Republic of Turkey (D02)	06/20/30	1.000%(Q)	9,000	518,769	225	518,544	BARC
Sultanate of Oman (D02)	06/20/30	1.000%(Q)	2,000	(29,631)	50	(29,681)	BARC
United Mexican States (D02)	06/20/30	1.000%(Q)	9,000	(69,209)	225	(69,434)	BARC
Arab Republic of Egypt (D03)	06/20/30	1.000%(Q)	2,000	223,453	50	223,403	GSI
Dominican Republic (D03)	06/20/30	1.000%(Q)	2,000	26,514	50	26,464	GSI
Emirate of Abu Dhabi (D03)	06/20/30	1.000%(Q)	2,000	(63,530)	50	(63,580)	GSI
Federal Republic of Nigeria (D03)	06/20/30	1.000%(Q)	2,000	232,804	50	232,754	GSI
Federation of Malaysia (D03)	06/20/30	1.000%(Q)	3,000	(79,883)	75	(79,958)	GSI
Federative Republic of Brazil (D03)	06/20/30	1.000%(Q)	9,000	90,289	225	90,064	GSI
Kingdom of Bahrain (D03)	06/20/30	1.000%(Q)	2,000	43,908	50	43,858	GSI
Kingdom of Morocco (D03)	06/20/30	1.000%(Q)	2,000	(29,053)	50	(29,103)	GSI
Kingdom of Saudi Arabia (D03)	06/20/30	1.000%(Q)	5,000	(80,620)	125	(80,745)	GSI
People’s Republic of China (D03)	06/20/30	1.000%(Q)	9,000	(256,069)	225	(256,294)	GSI
Republic of Argentina (D03)	06/20/30	1.000%(Q)	2,000	853,164	50	853,114	GSI
Republic of Chile (D03)	06/20/30	1.000%(Q)	6,000	(141,212)	150	(141,362)	GSI
Republic of Colombia (D03)	06/20/30	1.000%(Q)	7,000	223,585	175	223,410	GSI
Republic of Indonesia (D03)	06/20/30	1.000%(Q)	8,000	(84,841)	200	(85,041)	GSI
Republic of Ivory Coast (D03)	06/20/30	1.000%(Q)	2,000	173,890	50	173,840	GSI
Republic of Panama (D03)	06/20/30	1.000%(Q)	2,000	24,717	50	24,667	GSI
Republic of Peru (D03)	06/20/30	1.000%(Q)	3,000	(47,660)	75	(47,735)	GSI
Republic of Philippines (D03)	06/20/30	1.000%(Q)	3,000	(59,149)	75	(59,224)	GSI
Republic of South Africa (D03)	06/20/30	1.000%(Q)	9,000	192,722	225	192,497	GSI
Republic of Turkey (D03)	06/20/30	1.000%(Q)	9,000	518,769	225	518,544	GSI
Sultanate of Oman (D03)	06/20/30	1.000%(Q)	2,000	(29,631)	50	(29,681)	GSI
United Mexican States (D03)	06/20/30	1.000%(Q)	9,000	(69,209)	225	(69,434)	GSI
Arab Republic of Egypt (D04)	06/20/30	1.000%(Q)	2,000	223,453	300	223,153	GSI
Dominican Republic (D04)	06/20/30	1.000%(Q)	2,000	26,514	300	26,214	GSI
Emirate of Abu Dhabi (D04)	06/20/30	1.000%(Q)	2,000	(63,531)	300	(63,831)	GSI
Federal Republic of Nigeria (D04)	06/20/30	1.000%(Q)	2,000	232,803	300	232,503	GSI
Federation of Malaysia (D04)	06/20/30	1.000%(Q)	3,000	(79,883)	451	(80,334)	GSI
Federative Republic of Brazil (D04)	06/20/30	1.000%(Q)	9,000	90,289	1,352	88,937	GSI
Kingdom of Bahrain (D04)	06/20/30	1.000%(Q)	2,000	43,908	300	43,608	GSI
Kingdom of Morocco (D04)	06/20/30	1.000%(Q)	2,000	(29,054)	300	(29,354)	GSI
Kingdom of Saudi Arabia (D04)	06/20/30	1.000%(Q)	5,000	(80,620)	751	(81,371)	GSI
People’s Republic of China (D04)	06/20/30	1.000%(Q)	9,000	(256,069)	1,352	(257,421)	GSI
Republic of Argentina (D04)	06/20/30	1.000%(Q)	2,000	853,164	300	852,864	GSI
Republic of Chile (D04)	06/20/30	1.000%(Q)	6,000	(141,212)	901	(142,113)	GSI
Republic of Colombia (D04)	06/20/30	1.000%(Q)	7,000	223,584	1,051	222,533	GSI
A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D04)	06/20/30	1.000%(Q)	8,000	$(84,841)	$1,202	$(86,043)	GSI
Republic of Ivory Coast (D04)	06/20/30	1.000%(Q)	2,000	173,890	300	173,590	GSI
Republic of Panama (D04)	06/20/30	1.000%(Q)	2,000	24,717	300	24,417	GSI
Republic of Peru (D04)	06/20/30	1.000%(Q)	3,000	(47,659)	451	(48,110)	GSI
Republic of Philippines (D04)	06/20/30	1.000%(Q)	3,000	(59,149)	451	(59,600)	GSI
Republic of South Africa (D04)	06/20/30	1.000%(Q)	9,000	192,722	1,352	191,370	GSI
Republic of Turkey (D04)	06/20/30	1.000%(Q)	9,000	518,768	1,352	517,416	GSI
Sultanate of Oman (D04)	06/20/30	1.000%(Q)	2,000	(29,631)	300	(29,931)	GSI
United Mexican States (D04)	06/20/30	1.000%(Q)	9,000	(69,209)	1,352	(70,561)	GSI
Arab Republic of Egypt (D05)	12/20/30	1.000%(Q)	500	63,992	28	63,964	DB
Dominican Republic (D05)	12/20/30	1.000%(Q)	500	10,223	28	10,195	DB
Emirate of Abu Dhabi (D05)	12/20/30	1.000%(Q)	500	(16,563)	28	(16,591)	DB
Federal Republic of Nigeria (D05)	12/20/30	1.000%(Q)	500	65,717	28	65,689	DB
Federation of Malaysia (D05)	12/20/30	1.000%(Q)	500	(13,692)	28	(13,720)	DB
Federative Republic of Brazil (D05)	12/20/30	1.000%(Q)	2,250	37,204	125	37,079	DB
Kingdom of Bahrain (D05)	12/20/30	1.000%(Q)	500	14,758	28	14,730	DB
Kingdom of Morocco (D05)	12/20/30	1.000%(Q)	500	(5,992)	28	(6,020)	DB
Kingdom of Saudi Arabia (D05)	12/20/30	1.000%(Q)	2,250	(34,628)	125	(34,753)	DB
People’s Republic of China (D05)	12/20/30	1.000%(Q)	2,250	(66,890)	125	(67,015)	DB
Republic of Argentina (D05)	12/20/30	1.000%(Q)	500	220,001	28	219,973	DB
Republic of Chile (D05)	12/20/30	1.000%(Q)	1,000	(23,571)	55	(23,626)	DB
Republic of Colombia (D05)	12/20/30	1.000%(Q)	1,500	63,019	83	62,936	DB
Republic of Indonesia (D05)	12/20/30	1.000%(Q)	1,750	(15,367)	97	(15,464)	DB
Republic of Ivory Coast (D05)	12/20/30	1.000%(Q)	500	51,003	28	50,975	DB
Republic of Panama (D05)	12/20/30	1.000%(Q)	750	14,457	42	14,415	DB
Republic of Peru (D05)	12/20/30	1.000%(Q)	750	(10,732)	42	(10,774)	DB
Republic of Philippines (D05)	12/20/30	1.000%(Q)	750	(14,320)	42	(14,362)	DB
Republic of South Africa (D05)	12/20/30	1.000%(Q)	2,250	67,687	125	67,562	DB
Republic of Turkey (D05)	12/20/30	1.000%(Q)	2,250	156,333	125	156,208	DB
Sultanate of Oman (D05)	12/20/30	1.000%(Q)	500	(6,061)	28	(6,089)	DB
United Mexican States (D05)	12/20/30	1.000%(Q)	2,250	(9,613)	125	(9,738)	DB
Arab Republic of Egypt (D06)	12/20/30	1.000%(Q)	4,000	511,936	332	511,604	DB
Dominican Republic (D06)	12/20/30	1.000%(Q)	4,000	81,780	332	81,448	DB
Emirate of Abu Dhabi (D06)	12/20/30	1.000%(Q)	4,000	(132,507)	332	(132,839)	DB
Federal Republic of Nigeria (D06)	12/20/30	1.000%(Q)	4,000	525,729	332	525,397	DB
Federation of Malaysia (D06)	12/20/30	1.000%(Q)	4,000	(109,539)	332	(109,871)	DB
Federative Republic of Brazil (D06)	12/20/30	1.000%(Q)	18,000	297,625	1,495	296,130	DB
Kingdom of Bahrain (D06)	12/20/30	1.000%(Q)	4,000	118,065	332	117,733	DB
Kingdom of Morocco (D06)	12/20/30	1.000%(Q)	4,000	(47,936)	332	(48,268)	DB
Kingdom of Saudi Arabia (D06)	12/20/30	1.000%(Q)	18,000	(277,032)	1,495	(278,527)	DB
People’s Republic of China (D06)	12/20/30	1.000%(Q)	18,000	(535,123)	1,495	(536,618)	DB
Republic of Argentina (D06)	12/20/30	1.000%(Q)	4,000	1,760,008	332	1,759,676	DB
Republic of Chile (D06)	12/20/30	1.000%(Q)	8,000	(188,567)	665	(189,232)	DB
Republic of Colombia (D06)	12/20/30	1.000%(Q)	12,000	504,156	997	503,159	DB
Republic of Indonesia (D06)	12/20/30	1.000%(Q)	14,000	(122,934)	1,163	(124,097)	DB
Republic of Ivory Coast (D06)	12/20/30	1.000%(Q)	4,000	408,020	332	407,688	DB
Republic of Panama (D06)	12/20/30	1.000%(Q)	6,000	115,653	498	115,155	DB
Republic of Peru (D06)	12/20/30	1.000%(Q)	6,000	(85,860)	498	(86,358)	DB
Republic of Philippines (D06)	12/20/30	1.000%(Q)	6,000	(114,564)	498	(115,062)	DB
A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D06)	12/20/30	1.000%(Q)	18,000	$541,490	$1,495	$539,995	DB
Republic of Turkey (D06)	12/20/30	1.000%(Q)	18,000	1,250,663	1,495	1,249,168	DB
Sultanate of Oman (D06)	12/20/30	1.000%(Q)	4,000	(48,490)	332	(48,822)	DB
United Mexican States (D06)	12/20/30	1.000%(Q)	18,000	(76,905)	1,495	(78,400)	DB
Arab Republic of Egypt (D07)	12/20/30	1.000%(Q)	2,000	(56)	444	(500)	BOA
Dominican Republic (D07)	12/20/30	1.000%(Q)	2,000	(56)	444	(500)	BOA
Emirate of Abu Dhabi (D07)	12/20/30	1.000%(Q)	2,000	(66,254)	444	(66,698)	BOA
Federal Republic of Nigeria (D07)	12/20/30	1.000%(Q)	2,000	262,865	444	262,421	BOA
Federation of Malaysia (D07)	12/20/30	1.000%(Q)	2,000	(54,769)	444	(55,213)	BOA
Federative Republic of Brazil (D07)	12/20/30	1.000%(Q)	9,000	148,813	1,999	146,814	BOA
Kingdom of Bahrain (D07)	12/20/30	1.000%(Q)	2,000	59,032	444	58,588	BOA
Kingdom of Morocco (D07)	12/20/30	1.000%(Q)	2,000	(23,968)	444	(24,412)	BOA
Kingdom of Saudi Arabia (D07)	12/20/30	1.000%(Q)	9,000	(138,516)	1,999	(140,515)	BOA
People’s Republic of China (D07)	12/20/30	1.000%(Q)	9,000	(267,561)	1,999	(269,560)	BOA
Republic of Argentina (D07)	12/20/30	1.000%(Q)	2,000	880,004	444	879,560	BOA
Republic of Chile (D07)	12/20/30	1.000%(Q)	4,000	(94,284)	888	(95,172)	BOA
Republic of Colombia (D07)	12/20/30	1.000%(Q)	6,000	252,078	1,333	250,745	BOA
Republic of Indonesia (D07)	12/20/30	1.000%(Q)	7,000	(194)	1,555	(1,749)	BOA
Republic of Ivory Coast (D07)	12/20/30	1.000%(Q)	2,000	204,010	444	203,566	BOA
Republic of Panama (D07)	12/20/30	1.000%(Q)	3,000	57,827	666	57,161	BOA
Republic of Peru (D07)	12/20/30	1.000%(Q)	3,000	(42,930)	666	(43,596)	BOA
Republic of Philippines (D07)	12/20/30	1.000%(Q)	3,000	(57,282)	666	(57,948)	BOA
Republic of South Africa (D07)	12/20/30	1.000%(Q)	9,000	270,745	1,999	268,746	BOA
Republic of Turkey (D07)	12/20/30	1.000%(Q)	9,000	625,332	1,999	623,333	BOA
Sultanate of Oman (D07)	12/20/30	1.000%(Q)	2,000	(24,245)	444	(24,689)	BOA
United Mexican States (D07)	12/20/30	1.000%(Q)	9,000	(38,453)	1,999	(40,452)	BOA
Arab Republic of Egypt (D08)	12/20/30	1.000%(Q)	4,000	511,936	888	511,048	BOA
Dominican Republic (D08)	12/20/30	1.000%(Q)	4,000	81,780	888	80,892	BOA
Emirate of Abu Dhabi (D08)	12/20/30	1.000%(Q)	4,000	(132,507)	888	(133,395)	BOA
Federal Republic of Nigeria (D08)	12/20/30	1.000%(Q)	4,000	525,729	888	524,841	BOA
Federation of Malaysia (D08)	12/20/30	1.000%(Q)	4,000	(109,539)	888	(110,427)	BOA
Federative Republic of Brazil (D08)	12/20/30	1.000%(Q)	18,000	297,626	3,998	293,628	BOA
Kingdom of Bahrain (D08)	12/20/30	1.000%(Q)	4,000	118,065	888	117,177	BOA
Kingdom of Morocco (D08)	12/20/30	1.000%(Q)	4,000	(47,936)	888	(48,824)	BOA
Kingdom of Saudi Arabia (D08)	12/20/30	1.000%(Q)	18,000	(277,031)	3,998	(281,029)	BOA
People’s Republic of China (D08)	12/20/30	1.000%(Q)	18,000	(535,122)	3,998	(539,120)	BOA
Republic of Argentina (D08)	12/20/30	1.000%(Q)	4,000	1,760,008	888	1,759,120	BOA
Republic of Chile (D08)	12/20/30	1.000%(Q)	8,000	(188,567)	1,777	(190,344)	BOA
Republic of Colombia (D08)	12/20/30	1.000%(Q)	12,000	504,155	2,665	501,490	BOA
Republic of Indonesia (D08)	12/20/30	1.000%(Q)	14,000	(122,935)	3,109	(126,044)	BOA
Republic of Ivory Coast (D08)	12/20/30	1.000%(Q)	4,000	408,020	888	407,132	BOA
Republic of Panama (D08)	12/20/30	1.000%(Q)	6,000	115,654	1,333	114,321	BOA
Republic of Peru (D08)	12/20/30	1.000%(Q)	6,000	(85,859)	1,333	(87,192)	BOA
Republic of Philippines (D08)	12/20/30	1.000%(Q)	6,000	(114,563)	1,333	(115,896)	BOA
Republic of South Africa (D08)	12/20/30	1.000%(Q)	18,000	541,491	3,998	537,493	BOA
Republic of Turkey (D08)	12/20/30	1.000%(Q)	18,000	1,250,664	3,998	1,246,666	BOA
Sultanate of Oman (D08)	12/20/30	1.000%(Q)	4,000	(48,490)	888	(49,378)	BOA
A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D08)	12/20/30	1.000%(Q)	18,000	$(76,905)	$3,998	$(80,903)	BOA
				$17,902,273	$107,144	$17,795,129

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D01)	06/20/30	1.000%(Q)	100,000		1.366%		$(1,521,406)		$(20,473)		$(1,500,933)		MSI
CDX.EM.43.V1 (D02)	06/20/30	1.000%(Q)	100,000		1.366%		(1,521,406)		(29,461)		(1,491,945)		BARC
CDX.EM.43.V1 (D03)	06/20/30	1.000%(Q)	100,000		1.366%		(1,521,406)		(29,461)		(1,491,945)		GSI
CDX.EM.43.V1 (D04)	06/20/30	1.000%(Q)	100,000		1.366%		(1,521,406)		(42,054)		(1,479,352)		GSI
CDX.EM.44.V1 (D05)	12/20/30	1.000%(Q)	25,000		1.476%		(541,587)		(3,875)		(537,712)		DB
CDX.EM.44.V1 (D06)	12/20/30	1.000%(Q)	200,000		1.476%		(4,332,693)		(36,552)		(4,296,141)		DB
CDX.EM.44.V1 (D07)	12/20/30	1.000%(Q)	100,000		1.476%		(2,166,346)		(32,205)		(2,134,141)		BOA
CDX.EM.44.V1 (D08)	12/20/30	1.000%(Q)	200,000		1.476%		(4,332,693)		(64,411)		(4,268,282)		BOA
							$(17,458,943)		$(258,492)		$(17,200,451)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D08).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	31,169	*	$41,683	$(11,824)	$53,507	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Panama	06/20/28	1.000%(Q)	16,475	$(73,984)	$(85,220)	$11,236	DB

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	13,060	0.329%	$385,772	$339,853	$45,919	GSI
Bank of America Corp.	12/20/25	1.000%(Q)	10,780	0.222%	21,369	16,991	4,378	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	3,835	*	3,973	—	3,973	GSI
A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	3,650	0.257%	$24,081	$20,903	$3,178	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		3,065	*	8,768	—	8,768	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		10,780	0.251%	20,678	17,226	3,452	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,570	0.305%	30,733	30,051	682	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	6,005	0.147%	15,217	13,501	1,716	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		4,710	0.389%	21,784	20,120	1,664	BARC
Hellenic Republic	06/20/27	1.000%(Q)		2,875	0.137%	42,473	34,480	7,993	BARC
Hellenic Republic	12/20/27	1.000%(Q)		2,160	0.165%	39,393	30,328	9,065	BARC
Kingdom of Norway	12/20/25	—%(Q)		27,580	0.033%	(2,023)	(2,991)	968	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		4,205	0.251%	15,783	15,116	667	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		4,205	0.261%	23,316	22,255	1,061	CITI
Morgan Stanley	12/20/25	1.000%(Q)		10,780	0.227%	21,251	16,991	4,260	GSI
Oracle Corp.	06/20/30	1.000%(Q)		5,660	0.528%	117,528	121,717	(4,189)	GSI
Pacific Life	08/20/35	2.500%(Q)		4,600	2.692%	(64,945)	(16)	(64,929)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)		2,878	1.151%	19,552	—	19,552	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		12,000	*	147,063	—	147,063	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		19,320	*	459,748	—	459,748	GSI
Republic of France	06/20/27	0.250%(Q)		4,760	0.145%	8,712	10,009	(1,297)	BARC
Republic of France	06/20/35	0.250%(Q)		3,630	0.701%	(131,123)	(124,606)	(6,517)	BARC
Republic of France	06/20/35	0.250%(Q)		2,350	0.701%	(84,887)	(83,382)	(1,505)	BARC
Republic of Panama	06/20/28	1.000%(Q)		16,475	0.836%	73,984	(126,690)	200,674	DB
SoftBank Group Corp.	06/20/26	1.000%(Q)		9,990	0.872%	11,610	(35,434)	47,044	GSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	23,010	0.150%	7,707	8,299	(592)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	15,000	0.170%	11,297	16,572	(5,275)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		5,705	0.142%	36,499	29,577	6,922	GSI
						$1,285,313	$390,870	$894,443
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreement outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 4.240%	$—	$(365,776)	$(365,776)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.340%	BOA	02/23/26	87,160	$1,851,076	$—	$1,851,076
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A53